UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08200
BRIDGEWAY FUNDS, INC.
(Exact name of registrant as specified in charter)
5615 Kirby Drive, Suite 518 Houston, Texas		77005-2448
(Address of principal executive offices)		(Zip code)
John N.R. Montgomery, President Bridgeway Funds, Inc. 5615 Kirby Drive, Suite 518 Houston, Texas 77005-2448
(Name and address of agent for service)

Registrant's telephone number, including area code:		(713) 661-3500

Date of fiscal year end:	June 30

Date of reporting period:	September 30

Item 1 – Schedule of Investments.

BRIDGEWAY FUNDS, INC.

AGGRESSIVE INVESTORS 1 FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)

Showing percentage of total net assets

September 30, 2004

Industry	Company	Shares	Value

	Common Stock - 92.2%
	Aerospace / Defense - 3.3%
	Armor Holdings Inc *	179,900	$7,485,639
	The Boeing Co.	57,400	2,962,988
			10,448,627
	Auto Manufacturers - 3.3%
	Ford Motor Co	388,100	5,452,805
	General Motors Corp	121,600	5,165,568
			10,618,373
	Auto Parts & Equipment - 0.6%
	Tenneco Automotive Inc	134,200	1,758,020

	Banks - 1.3%
	Bank of America Corp	94,844	4,109,591

	Biotechnology - 1.1%
	Biogen Idec Inc *	58,700	3,590,679

	Chemicals - 5.7%
	Eastman Chemical Co	378,100	17,978,655

	Commercial Services - 0.7%
	Gevity HR Inc	137,421	2,113,535

	Computers - 10.3%
	Research In Motion Ltd *	428,000	32,673,520

	Diversified Financial Services - 2.9%
	E*TRADE Group Inc *	778,600	8,891,612
	JP Morgan Chase & Co	4,500	178,785
			9,070,397
	Distribution / Wholesale - 0.0%
	SED International Holdings Inc *	2	0

	Electric - 3.4%
	Duke Energy Corp	104,400	2,389,716
	Texas Utilities Corp	174,800	8,376,416
			10,766,132
	Electronics - 3.4%
	AU Optronics Corp - ADR	178,900	2,239,828
	FLIR Systems, Inc.*	148,500	8,687,250
			10,927,078
	Insurance - 1.6%
	Ohio Casualty Corp *	151,400	3,168,802
	Safeco Corp	39,500	1,803,175
			4,971,977
	Internet - 4.7%
	Digital River Inc *	286,200	8,523,036
	eBay Inc *	70,000	6,435,800
			14,958,836
	Iron/Steel - 3.0%
	Carpenter Technology Corp	200,000	9,548,000

	Mining - 1.5%
	Century Aluminum Co *	171,300	4,750,149

	Oil & Gas - 9.5%
	Chesapeake Energy Corp	306,000	4,843,980
	Occidental Petroleum Corp	71,700	4,010,181
	Patina Oil & Gas Corp	272,900	8,069,653
	Tesoro Pertoleum Corp *	277,800	8,203,434
	Valero Energy Corp *	1	0
	XTO Energy Inc	155,832	5,061,423
			30,188,671
	Oil & Gas Services - 6.0%
	Input/Output Inc. *	716,200	7,384,022
	Lone Star Technologies Inc.*	309,700	11,706,660
			19,090,682
	Pharmaceuticals - 4.4%
	Bristol-Myers Squibb Co	196,400	4,648,788
	Eon Labs Inc *	205,900	4,468,030
	Kos Pharmaceuticals Inc *	134,000	4,771,740
			13,888,558
	Retail - 8.6%
	American Eagle Outfitters	256,000	9,433,600
	Coldwater Creek Inc. *	95,250	1,987,868
	Copart Inc.*	136,500	2,583,945
	JC Penny Co Inc Holding Co	123,700	4,364,136
	Pacific Sunwear Of California *	31,040	653,392
	Urban Outfitters Inc *	244,100	8,397,040
			27,419,981
	Semiconductors - 1.2%
	Marvell Technology Group, Ltd. *	140,700	3,676,491

	Software - 3.2%
	Autodesk Inc	209,800	10,202,574

	Telecommunications - 10.0%
	America Movil SA de CV	98,000	3,824,940
	SBC Communications Inc	305,800	7,935,510
	Tellabs Inc *	491,700	4,518,723
	Western Wireless Corp *	605,700	15,572,547
			31,851,720
	Transportation - 2.5%
	Arkansas Best Corp	87,200	3,193,264
	Kirby Corp *	10	402
	Norflok Southern Corp *	157,500	4,684,050
			7,877,716

	Total Common Stock (Identified Cost $247,743,232)		$292,479,962

	Purchased Call Options - 0.0%
	Marvell Technology Group, Ltd. November 23.75 *	500	175,000

	Total Options (Identified Cost $119,280)		175,000

Industry	Company	Shares	Value

	Short-term Investments - 8.0%
	Money Market Funds - 8.0%
	Firstar U S Treasury Money Market Fund Institutional (Identified Cost $25,422,412)	25,422,412	25,422,412

	Total Short-term Investments (Identified Cost $25,422,412)		$25,422,412

	Total Investments - 100.2% (Identified Cost $273,284,924)**		$318,077,374

	Other Assets and Liabilities, net - (0.2%)		(405,458)

	Total Net Assets - 100.0%		$317,671,916

* Non-income producing security as no dividends were paid during the period from October 1, 2003 to September 30, 2004.

** See notes to schedule of investments for tax cost figures.

ADR - American Depositary  Receipt

See accompanying notes to schedule of investments.

BRIDGEWAY FUNDS, INC.

AGGRESSIVE INVESTORS 2 FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)

Showing percentage of total net assets

September 30, 2004

Industry	Company	Shares	Value

	Common Stock - 91.7%

	Aerospance/Defense - 3.4%
	Armor Holdings Inc*	57,400	$2,388,414
	Boeing Co	18,000	929,160
			3,317,574
	Auto Manufacturers - 1.9%
	Ford Motor Co	66,030	927,721
	General Motors Corp	22,660	962,597
			1,890,318
	Biotechnology - 1.1%
	Biogen IDEC Inc*	18,200	1,113,294

	Chemicals - 5.7%
	Eastman Chemical Co	118,200	5,620,410

	Commercial Services - 3.6%
	Gevity HR Inc	38,200	587,516
	Korn/Ferry International*	165,000	3,007,950
			3,595,466
	Computers - 9.3%
	Research In Motion Ltd*	119,600	9,130,264

	Diversified Finanancial Services - 2.8%
	E*TRADE Group Inc*	241,300	2,755,646
	JP Morgan Chase & Co	900	35,757
			2,791,403
	Electric - 3.1%
	Duke Energy Corp	17,800	407,442
	Texas Utilities	56,000	2,683,520
			3,090,962
	Electronics - 3.5%
	AU Optronics Corp - ADR	58,000	726,160
	FLIR Systems Inc*	47,200	2,761,200
			3,487,360
	Insurance - 2.3%
	Safeco Corp	25,300	1,154,945
	Ohio Casualty Corp*	55,000	1,151,150
			2,306,095
	Internet - 7.0%
	Digital River Inc*	85,500	2,546,190
	eBay Inc*	23,700	2,178,978
	j2 Global Communications Inc*	70,200	2,217,618
			6,942,786
	Iron/Steel - 3.0%
	Carpenter Technology Corp	62,400	2,978,976

	Machinery-Construction & Mining - 0.4%
	Caterpillar Inc	5,100	410,295

	Mining - 1.3%
	Century Aluminum Co*	48,000	1,331,040

	Miscellaneous Manufacturing - 1.0%
	Ceradyne Inc*	21,750	955,042

	Oil & Gas - 7.9%
	Chesapeake Energy Corp	85,060	1,346,500
	Occidental Petroleum Corp	22,300	1,247,239
	Patina Oil & Gas Corp	69,600	2,058,072
	Tesoro Petroleum Corp*	105,000	3,100,650
			7,752,461

	Oil & Gas Services - 4.8%
	CARBO Ceramics Inc	14,200	1,024,388
	Lone Star Technologies Inc*	96,766	3,657,755
			4,682,143

	Pharmaceuticals - 2.8%
	Bristol-Myers Squibb Co	62,300	1,474,641
	Eon Labs Inc*	41,300	896,210
	Kos Pharmaceuticals Inc*	10,000	356,100
			2,726,951
	Retail - 9.1%
	American Eagle Outfitters	80,300	2,959,055
	Copart Inc*	43,200	817,776
	J.C. Penney Co Inc Holding	39,500	1,393,560
	Urban Outfitters Inc*	110,400	3,797,760
			8,968,151
	Semiconductors - 1.3%
	Marvell Technology Group*	48,400	1,264,692

	Software - 3.3%
	Autodesk Inc	66,900	3,253,347

	Telecommunications - 10.0%
	America Movil SA de CV	27,500	1,073,325
	SBC Communications Inc	96,900	2,514,555
	Tellabs Inc*	154,500	1,419,855
	Western Wireless Corp*	189,300	4,866,903
			9,874,638
	Transportation - 3.1%
	Arkansas Best Corp Del	27,400	1,003,388
	General Maritime Corp*	15,200	529,416
	Norfolk Southern Corp	49,500	1,472,130
			3,004,934

	Total Common Stock (Identified Cost $77,361,532)		$90,488,602

	Purchased Call Options - 0.1%
	Marvell Technology November 23.75*	150	52,500
	Total Options (Identified Cost $35,784)		52,500

	Short-term Investments - 8.7%
	Money Market Funds - 8.7%
	Firstar U S Treasury Money Market Fund Institutional	8,581,228	8,581,228

	Total Short-term Investments (Identified Cost $8,581,228)		$8,581,228

	Total Investments - 100.5% (Identified Cost $85,978,544)**		$99,122,330

	Other Assets and Liabilities, net - -0.5%		(454,754)

	Total Net Assets - 100.0%		$98,667,576

* Non-income producing security as no dividends were paid during the period from October 1, 2003 to September 30, 2004.

** See notes to schedule of investments for tax cost figures.

ADR - American Depositary Receipt

See accompanying notes to schedule of investments.

BRIDGEWAY FUNDS, INC.

ULTRA SMALL COMPANY FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)

Showing percentage of total net assets

September 30, 2004

Industry	Company	Shares	Value

	Common Stock - 97.2%
	Advertising - 2.4%
	Ventiv Health Inc*	141,800	$2,403,510

	Aerospace/Defense - 0.3%
	Spacehab Inc*	111,200	277,889

	Airlines - 0.6%
	Hawaiian Holdings Inc*	102,500	631,400

	Apparel - 4.7%
	Deckers Outdoor Corp*	136,000	4,624,000

	Auto Parts & Equipment - 1.0%
	Titan International Inc/Illinois	99,000	950,400

	Banks - 5.0%
	Bank of the Ozarks Inc	57,600	1,712,448
	Cascade Financial Corp	6,324	105,611
	Guaranty Federal Bancshares Inc	13,000	250,250
	Northrim BanCorp Inc	4,800	104,880
	Pinnacle Financial Partners Inc*	25,000	537,500
	Pointe Financial Corp	2,700	86,400
	Vineyard National Bancorp Co	42,000	1,189,860
	Wilshire Bancorp Inc	32,100	968,778
			4,955,727
	Beverages - 0.8%
	Hansen Natural Corp*	33,501	808,044

	Chemicals - 0.8%
	American Vanguard Corp	21,000	750,540

	Coal - 0.8%
	Westmoreland Coal Co	30,000	768,000

	Commercial Services - 5.5%
	Collectors Universe*	25,930	378,059
	Discovery Partners International Inc *	63,000	302,400
	Learning Care Group Inc	33,000	98,670
	Rent-Way Inc*	30,000	205,500
	SFBC International Inc *	167,290	4,401,400
	Total Logistics Inc	2,108	50,487
			5,436,516

	Cosmetics/Personal Care - 0.9%
	Parlux Fragrances Inc*	69,600	904,800

	Distribution/Wholesale - 6.8%
	Building Material Holding Corp	57,000	1,568,640
	Central European Distribution Corp*	88,950	1,987,143
	Huttig Building Products Inc*	54,000	488,700
	Navarre Corp *	185,984	2,694,908
			6,739,391
	Diversified Financial Services - 0.2%
	E*TRADE Group Inc *	4,585	52,361
	Onyx Acceptance Corp	4,800	131,040
			183,401
	Electrical Components & Equipment - 0.1%
	Insteel Industries Inc*	8,600	120,400

	Electronics - 4.4%
	Badger Meter Inc	5,500	251,075
	California Micro Devices*	185,200	1,431,596
	Image Sensing Systems Inc*	26,900	282,450
	Iteris Holdings Inc*	61,000	198,250
	Labarge Inc	42,000	340,200
	LeCroy Corp*	45,100	753,621
	Lowrance Electronics Inc	28,600	701,272
	SMTEK International Inc*	30,044	402,890
			4,361,354
	Engineering & Construction - 0.4%
	Layne Christensen Co*	24,300	366,201

	Food - 2.0%
	Cal-Maine Foods Inc+	26,400	289,608
	Nash Finch Co	51,981	1,634,802
			1,924,410
	Gas - 0.2%
	Chesapeake Utilities Corp	7,700	193,270

	Healthcare - Products - 2.3%
	Atrion Corp	8,400	399,000
	Cantel Medical Corp*	14,300	343,200
	Criticare Systems Inc *	68,300	120,891
	Del Global Technologies*	1,408	0
	Quinton Cardiology Systems Inc*	115,600	965,260
	Somanetics Corp*	28,000	368,200
	Tutogen Medical Inc *	16,000	47,840
			2,244,391

	Healthcare - Services - 3.8%
	Advocat, Inc.*	53,200	213,066
	Air Methods Corp *	11,880	76,626
	America Service Group Inc *	80,700	3,311,928
	Continucare Corp*	89,600	153,216
	InterDent, Inc	1	0
	Metro Health Networks	20,250	28,958
			3,783,794
	Home Builders - 1.8%
	Cavalier Homes Inc*	84,100	475,165
	National RV Holdings Inc*	72,400	899,932
	Orleans Homebuilders Inc *	15,700	353,564
			1,728,661

	Insurance - 1.6%
	Brooke Corp	4,200	80,850
	Fidelity National Financial Inc	2,338	89,078
	Navigators Group Inc *	40,000	1,169,600
	Penn-America Group Inc	20,000	272,200
			1,611,728

Industry	Company	Shares	Value

	Internet - 2.8%
	Corillian Corp*	163,057	751,693
	Hollywood Media Corp*	161,900	548,841
	I-many Inc*	638,081	618,939
	IBasis Inc*+	263,500	616,590
	iParty Corp*	246,600	177,552
	SupportSoft Inc *	3,300	32,142
			2,745,757
	Iron/Steel - 2.0%
	Great Northern Iron ORE Property	3,800	455,050
	Olympic Steel Inc	78,800	1,489,320
			1,944,370
	Leisure Time - 0.8%
	Aldila Inc*	79,100	791,000

	Lodging - 0.6%
	Monarch Casino & Resort*	30,000	572,100

	Machinery-Diversified - 0.9%
	Hurco Companies Inc *	40,000	535,600
	Lancer Corp-Texas*	8,200	92,250
	Paragon Technologies Inc	12,000	112,560
	Twin Disc Inc	7,700	191,730
			932,140
	Mining - 0.6%
	Brush Engineering Materials Inc*	29,200	604,732

	Miscellaneous Manufacturing - 3.5%
	Atlantis Plastics Inc*	18,600	279,372
	Park-Ohio Holdings Corp *	178,900	3,202,310
			3,481,682
	Office/Business Equipment - 1.0%
	TRM Corp*	49,600	944,880

	Oil & Gas - 11.8%
	CREDO Petroleum Corp*	7,400	101,084
	Edge Petroleum Corp*	122,114	1,950,161
	Giant Industries Inc*	105,700	2,568,510
	Goodrich Petroleum Corp	44,800	595,840
	Mission Resources Corp*	290,000	1,824,100
	Mitcham Industries Inc*	28,000	172,368
	Petroleum Development Corp *	100,600	4,408,292
			11,620,355
	Pharmaceuticals - 4.3%
	Matrixx Initiatives Inc *	240,856	2,504,902
	National Medical Health Card
	Systems Inc*	83,300	1,740,970
			4,245,872
	Retail - 8.3%
	America’s Car Mart Inc *	11,300	381,375
	Ark Restaurants Corp	4,517	117,663
	Books-A-Million Inc	37,900	303,579
	Cosi Inc*	59,800	319,930
	Cost-U-Less Inc*	107,700	624,660
	Denny’s Corporation*	320,000	864,000
	EZ Corp Inc*	47,506	413,350
	First Cash Financial Services Inc *	77,250	1,547,317
	JOS A Bank Clothiers Inc *	71,937	1,991,216
	The Pantry Inc*	21,200	533,604
	National Vision Inc*	6,300	32,319
	Retail Ventures Inc*	135,200	1,019,408
			8,148,421
	Savings & Loans - 0.7%
	Beverly Hills Bancorp Inc	37,800	395,010
	NewMil Bancorp Inc	4,800	141,360
	Pacific Premier Bancorp*	15,000	177,450
			713,820
	Semiconductors - 2.7%
	ADE Corp*	101,100	1,722,238
	FSI International Inc*	166,300	695,134
	Innodata ISOGEN Inc*	53,500	215,605
			2,632,977
	Software - 3.1%
	Altiris Inc *	24,000	759,600
	Aspen Technology Inc *	141,100	986,289
	INVESTools, Inc*	220,000	492,800
	Mind CTI Ltd	69,285	310,397
	Moldflow Corp *	28,700	344,400
	Unify Corp*	101,837	40,735
	VitalWorks Inc*	31,800	118,614
			3,052,835
	Telecommunications - 5.0%
	AirGate PCS Inc.*	78,800	1,544,480
	Boston Communications Group*	144,000	1,262,880
	Comtech Telecommunications *	32,850	890,235
	Ditech Communications Corp *	51,281	1,148,181
	Stratos International Inc*	16,745	74,683
			4,920,459
	Transportation - 2.6%
	Air T Inc	39,500	936,940
	Dynamex Inc*	94,400	1,627,456
			2,564,396

	Total Common Stock (Identified Cost $66,887,657)		$95,683,623

	Short-term Investments - 1.2%

	Money Market Funds - 1.2%
	Firstar U S Treasury Money Market Fund Institutional	1,211,995	1,211,995

	Total Short-term Investments (Identified Cost $1,211,995)		$1,211,995

	Total Investments - 98.4% (Identified Cost $68,099,652) **
			$96,895,618

	Other Assets and Liabilities, net - 1.6%		1,589,436

	Total Net Assets - 100.0%		$98,485,054

* Non-income producing security as no dividends were paid during the period from October 1, 2003 to September 30, 2004.

** See notes to schedule of investments for tax cost figures.

+ This security or a portion of this security is out on loan at September 30, 2004.

Total loaned securities had a market value of $906,198 at September 30, 2004.

See accompanying notes to schedule of investments.

BRIDGEWAY FUNDS, INC.

ULTRA-SMALL COMPANY MARKET FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)

Showing percentage of total net assets

September 30, 2004

Industry	Company	Shares	Value

	Common Stock - 95.7%

	Advertising - 0.7%
	Traffix Inc	248,700	$1,469,817
	Ventiv Health Inc *	198,300	3,361,185
			4,831,002
	Aerospace/Defense - 0.8%
	Argon State Inc*	137,600	3,852,800
	Arotech Corp *+	703,000	1,089,650
	CPI Aerostructures Inc *	42,600	387,660
	EDO Corp	3,700	102,675
	Titan Corp *	2,832	39,563
			5,472,348
	Agriculture - 0.3%
	The Andersons Inc	101,181	2,109,624

	Airlines - 0.3%
	ATA Holdings Corp *	11,261	27,252
	Hawaiian Holdings Inc *	19,000	117,040
	MAIR Holdings Inc *	116,414	954,595
	Mesa Air Group Inc*	49,712	253,531
	Midwest Express Holdings Inc *	300,000	885,000
			2,237,418
	Apparel - 1.7%
	Ashworth Inc *	135,807	1,113,617
	Deckers Outdoor Corp *	146,100	4,967,400
	Haggar Corp	100,450	1,721,713
	Hartmarx Corp*	199,200	1,478,064
	Lakeland Industries Inc *	25,200	476,080
	Perry Ellis International Inc *	35,100	789,399
	Steven Madden Ltd *	700	12,355
	Tandy Brands Accessories Inc	65,009	926,378
			11,485,006
	Auto Parts & Equipment - 0.7%
	Dura Automotive Systems Inc *	56,400	399,876
	IMPCO Technologies Inc *	59,874	293,383
	Noble International Ltd	77,400	1,414,098
	R&B Inc *	38,157	834,112
	Tenneco Automotive Inc *	73,000	956,300
	Titan International Inc	16,700	160,320
	Transpro Inc *	127,700	657,655
			4,715,744
	Banks - 10.7%
	ABC Bancorp	61,500	1,240,455
	Abigail Adams National Bancorp	20,200	333,300
	AmericanWest Bancorp *	57,196	1,078,717
	BB&T Corp	1,300	51,597
	Banc Corp *	36,700	256,900
	Bancorp Rhode Island Inc	65,200	2,321,120
	Bank of America Corp	59,718	2,587,581
	Bank of the Ozarks Inc	40,800	1,212,984
	Banknorth Group Inc	17,793	622,755
	Bncorp Inc*	50,310	711,886
	Bryn Mawr Bank Corp	22,560	453,005
	Capital Bank Corp	61,200	981,036
	Capital Corp of the West	52,900	2,274,700
	Capital Crossing Bank *	87,600	2,228,544
	Cardinal Financial Corp *	120,500	1,133,905
	Cascade Bancorp	900	17,460
	Cascade Financial Corp	59,373	991,529
	Cass Information Systems Inc	40,837	1,510,969
	Center Financial Corp	135,600	2,579,112
	Central Bancorp Inc	30,000	915,000
	City National Corp	579	37,606
	CoBiz Inc	900	14,877
	Columbia Bancorp	27,725	807,906
	Columbia Bancorp/OR	24,310	406,463
	Commercial Bankshares Inc	10,937	332,375
	FNB Corp Inc	18,479	326,709
	FNB Financial Services Corp	35,375	680,969
	Fidelity Southern Corp	57,476	875,934
	FirstBank Corp/MI	2,580	72,550
	First Mariner Bancorp Inc *	116,678	2,006,862
	First Mutual Bancshares Inc	16,335	408,375
	First Place Financial Corp.	14,388	287,760
	First State Bancorporation	8,500	268,005
	Fulton Financial Corp	99,332	2,125,705
	Glacier Bancorp Inc	778	22,686
	Greater Bay Bancorp	364	10,465
	Greater Community Bancorp	4,478	63,588
	Guaranty Federal Bancshares Inc	62,556	1,204,203
	Heritage Commerce Corp *	15,000	247,500
	Lakeland Financial Corp	25,200	854,280
	Macatawa Bank Corp	59,595	1,671,640
	MB Financial Inc	47,818	1,895,506
	Mercantile Bank Corp	35,883	1,250,164
	Merchants Bancshares Inc	25,000	718,750
	MidWestOne Financial Group Inc	77,412	1,424,381
	Midsouth Bancorp Inc	35,870	1,172,949
	NSD Bancorp Inc	4,800	114,720
	North Valley Bancorp	17,100	305,406
	Northrim BanCorp Inc	81,878	1,789,034
	Oak Hill Financial Inc	54,373	1,891,093
	PAB Bankshares Inc	70,000	896,000
	Pelican Financial Inc	75,000	360,000
	Pinnacle Financial Partners Inc *	127,700	2,745,550
	PrivateBancorp Inc	37,200	1,002,912
	Prosperity Bancshares Inc	800	21,376
	Redwood Empire Bancorp	26,265	745,401
	The South Financial Group Inc	72,457	2,043,287
	Southern Community Financial Corp	48,065	534,963
	Southside Bancshares Inc	46,856	953,988
	Southwest Bancorp Inc	36,678	808,750
	State Financial Services Corp	65,400	1,794,576
	Susquehanna Bancshares Inc	52,158	1,283,087
	Umpqua Holdings Corp	100,288	2,262,497
	UnionBanCal Corp	10,606	627,981
	United Security Bancshares	29,296	640,704
	Vail Banks Inc	78,000	1,020,240
	Vineyard National Bancorp Co	91,940	2,604,660
	Virginia Commerce Bancorp*	74,975	2,024,325
	Western Sierra Bancorp *	64,744	2,155,328
	Wilshire Bancorp Inc*	117,472	3,545,305
	Yardville National Bancorp	6,200	180,420
			75,042,366

Industry	Company	Shares	Value

	Beverages - 0.2%
	Green Mountain Coffee Roasters *	56,300	1,183,426
	Peet’s Coffee & Tea Inc *	17,400	406,986
	Redhook ALE Brewery Inc *	23,000	69,000
			1,659,412
	Biotechnology - 3.4%
	Aksys Ltd *+	54,800	260,300
	Aphton Corp *	77,800	280,080
	Arqule Inc *	312,489	1,443,699
	Avant Immunotherapeutics *	82,415	140,930
	Embrex Inc *	146,024	1,974,244
	Encysive Pharmaceuticals Inc *	330,900	2,988,027
	Exact Sciences Corp *	10,866	35,858
	GenVec Inc *	321,393	829,194
	Gene Logic Inc *	61,899	230,264
	Genetronics Biomedical Corp *	337,800	999,888
	Harvard Biosciences Inc *	33,300	146,520
	Icoria Inc*	262,189	125,851
	Immunogen Inc *	95,600	482,780
	Keryx Biopharmaceuticals *	57,647	645,070
	Lifecell Corp *	299,250	2,992,500
	Maximum Pharmaceuticals Inc *+	123,893	330,794
	Nanogen Inc *	448,811	1,718,946
	Northfield Laboratories *	11,700	156,429
	Orchid BioSciences Inc *	307,974	2,473,031
	Oscient Pharmaceuticals Corp *	164,500	583,975
	Oxigene Inc *	107,200	654,992
	Regeneration Technologies Inc *	34,186	274,172
	Repligen Corp *	77,700	146,076
	Sangamo Biosciences Inc *	112,300	546,901
	Seattle Genetics Inc /WA *	115,055	755,911
	Sonus Pharmaceuticals Inc *	96,900	359,499
	Stratagene Corp *	53,513	379,942
	Strategic Diagnostics Inc *	345,200	738,728
	Third Wave Technologies Inc *	136,400	938,432
	Viragen Inc *	20,680	22,541
	ViroLogic Inc *	98,344	197,671
			23,853,245
	Building Materials - 0.2%
	Aaon Inc *	787	13,694
	Comfort Systems USA Inc *	43,900	289,740
	Craftmade International Inc	55,124	1,088,148
			1,391,582
	Chemicals - 1.2%
	Aceto Corp	104,964	1,511,482
	American Vanguard Corp	57,000	2,037,180
	Balchem Corp	53,800	1,603,240
	Landec Corp *	116,500	873,750
	Lesco Inc *	107,400	1,421,976
	NewMarket Corp *	29,200	609,696
			8,057,324
	Coal - 0.2%
	Westmoreland Coal Co *	39,500	1,011,200

	Commercial Services - 3.9%
	ACE Cash Express Inc *	94,000	2,447,760
	Bankrate Inc *	144,800	1,627,552
	Cadmus Communications Corp	67,446	991,456
	Carriage Services Inc *	134,500	636,185
	Cenveo Inc *	2,500	8,750
	Collectors Universe *	14,700	214,326
	Cornell Cos Inc *	120,900	1,499,160
	Discovery Partners International Inc *	363,534	1,744,963
	Exponent Inc *	73,762	2,032,143
	FTI Consulting Inc *	4,050	76,545
	Geo Group Inc. *	101,400	2,073,630
	HMS Holdings Corp *	114,500	744,250
	Healthcare Services Group	23,700	425,652
	Hudson Highland Group Inc *	16,295	475,651
	Integrated Alarm Services*	62,664	257,549
	Kendle International Inc *	22,390	118,443
	Medifast Inc *	154,600	694,154
	Multi-Color Corp *	59,136	887,631
	NCO Group Inc *	39,131	1,054,581
	National Research Corp *	40,300	609,336
	Opinion Research Corp *	17,400	110,664
	Perceptron Inc *	119,274	797,943
	Princeton Review Inc *	47,661	357,457
	Providence Services Corp *	52,992	1,026,455
	RCM Technologies Inc *	173,319	856,196
	Rent-Way Inc *	94,300	645,955
	Rock of Ages Corp	8,900	67,640
	SFBC International Inc *	86,070	2,264,502
	SM&A*	153,850	1,075,412
	Source Interlink Cos Inc *	145,432	1,413,599
			27,235,540
	Computers - 4.5%
	AMX Corp*	13,700	247,148
	Ansoft Corp *	50,300	799,770
	BindView Development Corp *	254,500	844,940
	Brooktrout Inc *	143,225	1,297,618
	Ciber Inc *	2,498	18,785
	Compucom Systems Inc *	2,900	13,282
	Cyberguard Corp *	103,200	609,912
	Dataram Corp *	82,533	549,670
	Delphax Technologies Inc *	26,950	91,360
	Dynamics Research Corp *	80,900	1,329,996
	Electronics for Imaging *	12,156	197,413
	Extended Systems Inc *	301,000	743,470
	Immersion Corp *	20,226	107,805
	Inforte Corp *	171,700	1,184,730
	InterVoice Inc *	257,500	2,773,275
	LaserCard Corp*	500	4,580
	Maxwell Technologies Inc *	72,600	748,506
	Merge Technologies Inc *	59,200	1,021,792
	Mitek Systems Inc *	21,540	10,770
	Mobility Electronics Inc *	49,800	410,352
	Nuance Communications Inc *	169,600	720,800
	Overland Storage Inc *	6,800	95,132
	Pomeroy IT Solutions Inc *	99,600	1,260,936
	Printronix Inc *	69,800	1,049,164
	Rimage Corp *	120,069	1,680,966
	SI International Inc *	76,700	1,680,497
	Sigma Designs Inc *	210,660	1,969,671
	Stratasys Inc *	87,050	2,746,863
	TechTeam Global Inc *	141,770	1,328,385
	Tier Technologies Inc *	166,600	1,607,690
	Transact Technologies *	136,050	3,516,893
	Tripos Inc *	19,443	82,827
	Xanser Corp *	151,200	370,440
			31,115,438
	Cosmetics/Personal Care - 0.7%
	Chattem Inc *	5,800	187,050
	Parlux Fragrances Inc *	381,363	4,957,719
			5,144,769

Industry	Company	Shares	Value
	Distribution/Wholesale - 1.7%
	Advanced Marketing Services	24,425	263,546
	Brightpoint Inc *	138,375	2,380,050
	Central European Distribution Corp*	69,750	1,558,215
	Navarre Corp *	521,700	7,559,433
			11,761,244
	Diversified Financial Service - 1.5%
	Asta Funding Inc	62,100	1,005,399
	BKF Capital Group Inc	52,200	1,529,460
	Consumer Portfolio Services*	332,800	1,564,160
	Education Lending Group, Inc. *	8,300	122,674
	Maxcor Financial Group	110,300	987,075
	Onyx Acceptance Corp	118,564	3,236,797
	Sanders Morris Harris Group Inc	85,509	1,031,239
	The Washtenaw Group *	47,500	131,100
	United PanAm Financial Corp *	53,100	956,066
			10,563,970
	Electric - 0.3%
	Green Mountain Power Corp	51,100	1,331,155
	Unitil Corp	24,000	645,840
			1,976,995
	Electrical Components & Equipment - 0.8%
	Active Power Inc *	462,309	1,271,350
	American Semiconductor Corp *	125,100	1,553,742
	Capstone Turbine Corp *	658,700	1,007,811
	The Lamson & Sessions Co *	203,600	1,852,760
	Nortech Systems Inc *	1,400	7,574
	TII Network Technologies Inc *	143,700	183,936
			5,877,173
	Electronics - 4.5%
	Advanced Photonix Inc - Class A *	156,350	281,430
	Axsys Technologies Inc *	61,200	850,619
	Badger Meter Inc	42,200	1,926,430
	Bonso Electronic International Inc	40,971	223,702
	Compudyne Corp *	44,900	356,057
	Fargo Electronics Inc *	33,550	325,099
	Faro Technologies Inc *	84,500	1,718,730
	Frequency Electronics Inc	41,100	528,135
	LeCroy Corp *	107,500	1,796,325
	Lowrance Electronics Inc	57,900	1,419,708
	Measurement Specialties Inc *	99,800	2,480,030
	Merix Corp *	146,447	1,517,191
	Metrologic Instruments Inc *	105,000	1,664,250
	OI Corp *	35,200	311,520
	SRS Labs Inc *	50,800	270,256
	Sonic Solutions Inc *	107,700	1,757,664
	Spectrum Control Inc *	69,300	492,723
	Sypris Solutions Inc	12,800	174,720
	Taser International Inc *+	360,600	13,540,530
			31,635,119
	Energy - Alternate Sources - 0.1%
	Electric City Corp *	317,900	438,702
	Evergreen Solar Inc *+	178,400	510,224
			948,926
	Engineering & Construction - 0.8%
	Bluegreen Corp *	104,300	1,160,859
	Keith Cos Inc *	47,500	707,750
	Layne Christensen Co *	161,900	2,439,833
	Michael Baker Corp *	51,700	811,690
	Perini Corp *	5,500	78,430
			5,198,562
	Entertainment - 0.5%
	Canterbury Park Holding Corp*	59,400	938,520
	Gaylord Entertainment Co *	44,852	1,390,412
	Mikohn Gaming Corp *	2,517	14,599
	Nevada Gold & Casinos Inc *	96,000	1,153,920
	Zomax Inc*	35,028	112,440
			3,609,891
	Environmental Control - 0.7%
	Clean Harbors Inc *	157,947	1,841,662
	Darling International Inc *	379,200	1,634,352
	Waste Industries USA Inc	130,900	1,480,479
			4,956,493
	Food - 0.9%
	Fresh Brands Inc	4,508	34,937
	Imperial Sugar Co *	79,016	1,100,693
	Lifeway Foods Inc *	57,464	602,223
	M&F Worldwide Corp *	40,300	524,303
	MGP Ingredients Inc	42,504	421,640
	Monterey Pasta Co *	230,800	775,719
	Rocky Mountain Chocolate Factory Inc	42,240	528,000
	Spartan Stores Inc *	343,650	1,378,037
	Village Super Market - Class A	12,300	390,525
	Zapata Corp *	10,900	646,915
			6,402,992
	Forest Products & Paper - 0.1%
	Pope & Talbot Inc	56,200	989,120

	Gas - 0.4%
	Chesapeake Utilities Corp	13,300	333,830
	Delta Natural Gas Co Inc	47,540	1,282,629
	EnergySouth Inc	44,250	1,205,813
			2,822,272
	Hand/Machine Tools - 0.1%
	Starrett (L.S. Co - Class A)	29,200	445,884

	Healthcare - Products - 5.0%
	Abaxis Inc *	169,700	2,207,797
	Abiomed Inc *+	189,902	1,680,633
	Atrion Corp	39,148	1,859,530
	Bruker BioSciences Corp *	112,392	388,876
	Caliper Life Sciences Inc *	68,000	478,040
	Cantel Medical Corp *	54,800	1,315,200
	Cardiotech International Inc *	201,100	593,245
	Celsion Corp *	273,600	136,800
	Compex Technologies Inc *	181,040	977,616
	Criticare Systems Inc *	252,650	447,190
	Encore Medical Corp *	111,400	554,772
	Endocardial Solutions Inc *	208,400	2,411,188
	Endologix Inc *	80,000	542,400
	Enpath Medical Inc *	24,700	226,005
	Implant Sciences Corp *	85,100	919,080
	LCA-Vision Inc	160,865	4,148,708
	Lifecore Biomedical Inc *	217,646	1,523,522
	Medical Action Industries *	40,000	665,120
	Merit Medical Systems Inc *	17,500	264,425
	Microvision Inc *	164,600	974,432
	NMT Medical Inc *	52,600	205,140
	Orthologic Corp *	2,000	14,080
	Orthovita Inc *	115,800	518,205
	Osteotech Inc *	109,453	431,245

Industry	Company	Shares	Value

	Healthcare - Products, Continued
	PhotoMedex Inc *	188,200	472,382
	Quinton Cardiology Systems Inc *	253,500	2,116,725
	Rita Medical Systems Inc *	224,222	829,621
	Somanetics Corp *	234,200	3,079,730
	Spectranetics Corp *	159,500	815,045
	SRI/Surgical Express Inc *	28,800	172,800
	Synovis Life Technologies Inc *	92,580	885,065
	Tutogen Medical Inc *	248,200	742,118
	Urologix Inc *	187,000	1,181,840
	Utah Medical Products Inc	49,900	898,200
			34,676,775
	Healthcare - Services - 2.3%
	Air Methods Corp *	120,655	778,225
	Almost Family Inc *	5,800	46,748
	Amedisys Inc *	171,100	5,124,445
	America Service Group Inc *	73,000	2,995,920
	Amsurg Corp *	1,200	25,416
	Bio-Imaging Technologies Inc *	77,400	377,712
	Bio-Reference Labs Inc *	135,600	1,890,264
	Chronimed Inc *	60,400	363,608
	Five Star Quality Care Inc *	34,000	243,100
	Horizon Health Corp *	65,300	1,187,930
	Medcath Corp *	50,020	791,316
	Novamed Eyecare Inc *	64,300	271,346
	Option Care Inc	4,875	75,416
	Psychiatric Solutions Inc *	52,300	1,325,805
	Radiologix Inc *	129,000	457,950
			15,955,201
	Holding Companies-Divers - 0.0%
	Resources American Inc	1,298	30,620

	Home Builders - 0.2%
	Dominion Homes Inc *	29,769	709,098
	Hovnanian Enterprises Inc - Class A*	822	32,962
	Meritage Corp *	900	70,740
	Miller Building Systems Inc*	1000	0
	Nobility Homes Inc	11,300	264,420
	Orleans Homebuilders Inc *	24,400	549,488
	Technical Olympic USA Inc	1,125	31,770
			1,658,478
	Home Furnishings - 0.5%
	Applica Inc *	10,600	42,824
	Cobra Electronics Corp *	33,700	242,977
	Flexsteel Industries	48,800	866,200
	Koss Corp	4,138	93,519
	Universal Electronics Inc*	23,500	394,330
	The Rowe Companies *	26,800	136,680
	Stanley Furniture Co Inc	44,300	1,949,200
			3,725,730
	Household Products/Wares - 0.3%
	AT Cross Co *	47,300	262,515
	CNS Inc	105,050	1,155,550
	Nashua Corp *	38,600	426,530
			1,844,595
	Housewares - 0.3%
	Enesco Group Inc *	120,000	822,000
	Lifetime Hoan Corp	89,500	1,329,075
			2,151,075
	Insurance - 2.0%
	21st Century Holding Co +	98,400	1,143,408
	AON Corp	436	12,531
	American Independence Corp *	45,135	674,768
	Ceres Group Inc *	354,900	1,934,205
	Donegal Group Inc	104,302	2,002,598
	Fidelity National Financial Inc	45,941	1,750,352
	Investors Title Co	56,432	1,701,425
	Meadowbrook Insurance Group Inc*	370,400	1,803,848
	Merchants Group Inc	3,400	79,050
	Penn-America Group Inc	37,010	503,706
	PMA Capital Corp - Class A*	65,390	493,694
	SCPIE Holdings Inc	39,100	350,727
	Vesta Insurance Group Inc	345,200	1,549,948
			14,000,260
	Internet - 4.4%
	Aladdin Knowledge Systems *	101,295	2,269,109
	Ask Jeeves *	227,500	7,441,525
	At Road Inc*	41,800	176,396
	Blue Coat Systems Inc*	38,900	560,160
	Captiva Software Corp *	232,000	2,598,400
	Corillian Corp *	474,800	2,188,828
	Drugstore.Com *	23,200	79,344
	E-Loan Inc *	258,310	550,200
	ePlus Inc *	100,800	1,054,469
	FindWhat.com *	52,700	987,071
	Harris Interactive Inc *	70,300	463,277
	Ibasis Inc *+	186,500	436,410
	I-many Inc *	359,200	348,424
	Insweb Corp *	45,987	138,421
	Jupitermedia Corp *	164,000	2,919,200
	LookSmart Ltd*	232,570	341,878
	Marketwatch.com Inc *	211,705	2,644,195
	Modem Media Inc *	192,174	1,033,896
	Netopia *	145,300	310,942
	Network Engines Inc *	124,000	224,440
	Online Resources Corp *	158,500	1,125,350
	Quotesmith.com Inc *	30,400	159,600
	Raindance Communications Inc *	169,800	266,586
	Selectica Inc *	94,035	356,393
	Sina Corp *	33,900	864,111
	TheStreet.com Inc *	167,000	626,250
	United Online Inc *	14,029	134,959
	Valueclick Inc *	38,914	367,348
	Verso Technologies Inc *	53,461	50,788
	Via Net.Works Inc *	94,924	61,701
			30,779,671
	Iron/Steel - 1.1%
	GreatNorthern Iron ORE Ppty	12,000	1,437,000
	Material Sciences Corp *	33,500	451,915
	Oregon Steel Mills Inc *	170,000	2,827,100
	Roanoke Electric Steel Corp	90,000	1,288,800
	Steel Technologies Inc	50,816	1,301,753
			7,306,568
	Leisure Time - 0.3%
	Ambassadors International Inc	77,600	980,864
	Johnson Outdoors Inc *	60,250	1,186,925
	Navigant International Inc *	7,235	118,148
			2,285,937
	Lodging - 0.4%
	Monarch Casino & Resort Inc *	82,400	1,571,368
	Suburban Lodges of America Inc*	40,400	0
	Wyndham International Inc - Class A *	1,490,000	1,221,800
			2,793,168

Industry	Company	Shares	Value

	Machinery-Construction & Mining - 0.0%
	Astec Industries Inc *	5,100	97,512

	Machinery-Diversified - 1.1%
	Gehl Co *	110,100	2,174,475
	Hurco Cos Inc *	219,934	2,944,916
	Key Technoogy Inc *	15,020	168,975
	Minuteman International Inc	5,500	75,625
	Paul Mueller Co	20,281	588,149
	Twin Disc Inc	68,200	1,698,180
			7,650,320
	Media - 0.4%
	Pegasus Communications Corp *+	76,600	574,500
	Point.360 *	61,200	154,775
	Sirius Satellite Radio Inc *	582,300	1,863,360
			2,592,635
	Metal Fabricate/Hardware - 0.9%
	Hawk Corp *	17,400	137,112
	Intermet Corp	135,780	35,303
	Ladish Co Inc *	64,700	592,005
	Metals USA Inc *	220,500	3,911,670
	Northwest Pipe Co *	75,600	1,311,660
	Webco Industries Inc *	3,800	17,024
			6,004,774
	Mining - 0.6%
	Brush Engineered Materials Inc *	153,100	3,170,701
	Kinross Gold Corp *	22,353	151,553
	Vista Gold Corp *	161,500	699,295
			4,021,549
	Miscellaneous Manufacturing - 1.7%
	Ceradyne Inc *	81,750	3,589,642
	EnPro Industries Inc *	13,600	328,304
	EXX Inc - Class A *	79,900	110,262
	Flanders Corp *	270,542	2,323,956
	Foamex International Inc *	85,916	315,312
	Park-Ohio Holdings Corp *	235,715	4,219,299
	Raven Industries Inc	17,800	791,210
	Summa Industries Inc *	14,450	159,528
			11,837,513
	Office/Business Equipment - 0.1%
	General Binding Corp *	1,100	15,444
	TRM Corp*	46,300	882,015
			897,459
	Oil & Gas - 3.0%
	ATP Oil & Gas Corp *	199,400	2,428,692
	Adams Resources & Energy Inc	5,600	74,200
	Brigham Exploration Co *	198,600	1,866,840
	Castle Energy Corp	7,650	88,136
	Clayton Williams Energy Inc *	41,500	889,345
	Edge Petroleum Corp./DE *	197,750	3,158,067
	Giant Industuries Inc *	133,800	3,251,340
	Harken Energy Corp *	67,600	34,476
	Harvest Natural Resources Inc *	95,900	1,591,940
	Meridian Resource Corp *	404,000	3,567,320
	Parker Drilling Co *	51,600	189,372
	Petrocorp*	6,100	0
	Magnum Hunter Resources Inc	200	0
	Petroleum Development Corp *	74,400	3,260,208
	Remington Oil & Gas Corp *	1,400	36,750
	Royale Energy Inc *	93,856	863,475
			21,300,161
	Oil & Gas Services - 0.4%
	Boots & Coots/International Control Inc *	167,600	132,404
	Gulf Island Fabrication Inc	20,100	448,230
	Lufkin Industries Inc	47,871	1,781,759
	Matrix Service Co *	117,800	603,136
			2,965,529
	Packaging & Containers - 0.1%
	AEP Industries Inc *	58,800	630,336

	Pharmaceuticals - 5.7%
	Alteon Inc *	717,800	681,910
	Anika Therapeutics Inc *	151,700	2,093,460
	Ap Pharma Inc *	254,400	343,949
	Bradley Pharmaceuticals Inc *	2,100	42,735
	Collagenex Pharmaceuticals Inc *	120,724	790,742
	D&K Healthcare Resources Inc	46,730	460,290
	Dendreon Corp *	62,575	526,256
	Dov Pharmaceuticals Inc *	158,400	2,714,976
	Eli Lilly & Co	34,669	2,081,873
	Emisphere Technologies Inc *	144,800	444,536
	First Horizon Pharmaceutical Corp *	279,200	5,586,792
	Guliford Pharmaceuticals Inc *	133,769	668,845
	HealthExtras Inc *	21,900	305,286
	Heska Corp *	95,700	175,131
	Hi-Tech Pharmacal Co Inc *	112,476	1,790,618
	Hollis-Eden Pharmaceuticals *	49,739	535,689
	Insmed Inc *	126,400	212,352
	Integrated Biopharma Inc *	100,100	934,934
	Intrabiotics Pharmaceuticals Inc *	112,300	448,077
	Introgen Therapeutics Inc *+	109,175	685,619
	Ista Pharmaceuticals Inc *	101,400	1,236,066
	La Jolla Phsrmaceuticals Co *	522,100	1,592,405
	Mannatech Inc	90,680	1,271,334
	Matrixx Initiatives Inc *	90,300	939,120
	National Medical Health Card Systems Inc *	103,408	2,161,227
	Neogen Corp *	69,281	1,353,058
	Nexmed Inc *	66,400	97,608
	Nutraceutical International Corp *	107,139	1,509,588
	Nuvelo Inc *	136,104	1,344,708
	Orphan Medical Inc *	132,279	1,399,512
	Pain Therapeutics Inc *	114,000	819,660
	Penwest Pharmaceuticals Co *	28,000	316,120
	Pharmacyclics Inc *	207,300	2,137,263
	The Quigley Corp *	54,500	449,680
	Rigel Pharmaceuticals Inc *	35,566	899,820
	Vivus Inc *	234,337	1,054,517
			40,105,756
	Real Estate - 0.8%
	California Coastal Communities Inc *	109,900	2,115,575
	Consolidated - Tomoka Land Co	43,800	1,523,364
	United Capital Corp *	47,900	1,094,515
	Wellsford Real Properties Inc *	60,100	910,515
	Wilshire Enterprises Inc *	27,300	138,957
			5,782,926

Industry	Company	Shares	Value

Retail - 4.2%
	AC Moore Arts & Crafts Inc *	7,400	183,002
	America’s Car Mart Inc *	74,700	2,521,125
	Benihana Inc *	28,830	385,745
	The Bombay Co Inc *	81,900	600,327
	Books-A-Millions Inc	191,906	1,537,167
	Buffalo Wild Wings Inc*	11,740	329,190
	Christopher & Banks Corp	1,350	21,613
	Dave & Buster’s Inc *	143,600	2,725,528
	Famous Dave’s Of America Inc *	158,800	1,191,000
	Finlay Enterprises Inc *	89,500	1,740,775
	First Cash Financial Services Inc *	116,250	2,328,487
	Friendly’s Ice Cream Corp *	97,900	944,735
	Frisch’s Restaurants Inc	47,800	1,195,000
	GTSI Corp *	117,235	1,030,496
	Hastings Entertainment Inc *	125,400	953,040
	JOS A Bank Clothiers Inc *	40,125	1,110,660
	Loehmanns Holdings Inc *	87,000	1,994,910
	Luby’s Inc *	252,700	1,667,820
	Mothers Work Inc *	13,400	194,300
	Movie Gallery Inc	6,975	122,272
	PC Mall Inc *	89,993	1,375,993
	The Pantry Inc *	3,300	83,061
	Rush Enterprises Inc - Class A*	43,600	477,420
	Rush Enterprises Inc - Class B*	43,600	509,684
	The Sports Authority Inc *	1,650	38,280
	The Sportsman’s Guide Inc *	110,600	2,237,438
	Total Entertainment Rest Corp *	122,581	1,067,681
	Trans World Entertainment Corp *	70,300	686,831
	Zones Inc *	60,000	177,000
			29,430,580
Savings & Loans - 5.5%
	Berkshire Hills Bancorp Inc	34,800	1,285,860
	BostonFed Bancorp Inc	400	17,148
	Camco Financial Corp	13,700	203,856
	Carver Bancorp Inc	107,000	2,182,800
	Centrue Financial Corp	26,000	713,700
	Citizens First Financial Corp	5,400	132,300
	Cooperative Bankshares Inc	1,400	33,740
	EverTrust Financial Group Inc	91,071	2,330,507
	FSF Financial Corp	32,904	1,130,252
	Fidelity Bancorp Inc	46,080	1,011,456
	First Defiance Financial Corp	27,800	723,078
	First Federal Bankshares Inc	54,400	1,240,320
	First Pactrust Bancorp Inc	53,800	1,350,380
	FirstBank NW Corp	21,492	615,316
	HMN Financial Inc	55,300	1,534,022
	Harrington West Financial Group Inc	86,320	1,522,685
	Heritage Financial Corp	6,833	140,760
	Home Federal Bancorp/IN	38,130	976,128
	Horizon Financial Corp	65,300	1,254,413
	Itla Capital Corp *	400	18,480
	LSB Corp	76,350	1,519,365
	Lincoln Bancorp	14,800	281,200
	MAF Bancorp Inc	18,200	784,966
	MASSBANK Corp	23,936	888,983
	MutualFirst Financial Inc	31,400	753,600
	Mystic Financial Inc	37,178	1,487,120
	NewAlliance Bancshares Inc	67,028	961,852
	NewMil Bancorp Inc	45,600	1,342,920
	North Central Bancshares Inc	19,650	729,211
	Northeast Bancorp	4,700	88,172
	PVF Capital Corp	75,720	1,072,195
	Provident Financial Hldgs	54,849	1,590,621
	Pulaski Financial Corp	75,462	1,442,833
	Rainer Pacific Financial Group Inc	26,100	465,363
	Riverview Bancorp Inc	25,800	551,088
	Sovereign Bancorp Inc	116,940	2,551,631
	Sterling Financial Corp*	804	28,333
	Synergy Financial Group	21,400	225,984
	Teche Holding Co	11,400	456,000
	Timberland Bancorp Inc	24,159	567,012
	Union Community Bancorp	44,600	788,082
	Washington Savings Bank FSB Bowie Maryland	95,850	1,225,922
			38,219,654
Semiconductors - 2.1%
	ADE Corp *	130,000	2,214,550
	ALL American Semiconductor *	13,200	80,916
	Advanced Power Technology Inc *	206,500	1,757,315
	Aetrium Inc *	116,900	599,697
	Anadigics Inc *	333,401	1,123,561
	Brillian Corporation *	34,825	154,275
	Catalyst Semiconductor Inc *	93,173	554,379
	Diodes Inc *	42,150	1,085,784
	Electroglas Inc *	160,450	478,141
	FSI International Inc *	150,784	630,277
	Nanometrics Inc*	38,800	442,708
	ParthusCeva Inc *	157,696	1,245,798
	PLX Technology Inc *	261,500	1,885,415
	Ramtron International Corp *	40,200	115,776
	Richardson Electronics Ltd	67,545	649,107
	Three-Five Systems Inc *	139,300	381,682
	Tripath Technology Inc *	59,802	101,663
	Virage Logic Corp *	50,897	627,560
	White Electronic Designs Corp *	171,400	839,860
			14,968,464
Shipbuilding - 0.0%
	Todd Shipyards Corp	11,800	182,192

Software - 3.7%
	Allscripts Healthcare Soutions Inc *	94,453	850,077
	Aspen Technology Inc *	58,800	411,012
	Authentidate Holding Corp*	43,144	261,453
	CAM Commerce Solutions Inc *	93,900	1,341,831
	Captaris Inc *	310,700	1,323,582
	Concord Communications Inc*	12,500	111,562
	Concur Technologies Inc *	112,900	1,184,321
	Digi International Inc *	112,936	1,290,858
	DocuCorp International Inc *	161,800	1,375,300
	Document Sciences Corp *	8,788	41,743
	Embarcadero Technology Inc*	20,600	174,276
	EPIQ Systems Inc *	48,273	752,093
	Evolving Systems Inc *	275,900	855,014
	Intellisync Corp *+	317,700	667,170
	Intercept Inc *	56,800	1,063,864
	Intervideo, Inc. *	17,700	212,400
	INVESTools, Inc. *	22,700	50,848

Industry	Company	Shares	Value
	MetaSolv Inc *	399,900	1,027,743
	Mind CTI Ltd	351,310	1,573,869
	Moldflow Corp *	163,600	1,963,200
	MSC Software Corp*	28,800	231,552
	PLATO Learning Inc *	100,533	888,712
	Pervasive Software Inc *	174,800	1,047,052
	QAD Inc	49,150	342,575
	Quality Systems Inc *	23,000	1,161,730
	Roxio Inc *	208,000	1,069,120
	TradeStation Group Inc *	245,974	1,507,821
	VA Software Corp *	313,800	615,048
	Viewpoint Corp *	199,884	459,733
	Witness Systems Inc *	138,850	2,231,320
			26,086,879
	Telecommunications - 4.3%
	AirGate PCS Inc. *	57,300	1,123,080
	Anaren Inc*	5,655	76,116
	Avici Systems Inc *	169,600	1,054,912
	Aware Inc *	373,800	885,906
	Boston Communications Group *	350,945	3,077,788
	California Amplifier Inc *	293,700	2,091,144
	Comarco Inc *	12,100	75,504
	Communications Systems Inc	7,000	58,240
	Computer Network Technology Corp *	7,700	31,331
	Comtech Telecommunications*	4,700	127,370
	CoSine Communications Inc *	110,490	351,358
	Crossroads Systems Inc *	331,700	494,233
	Ditech Communications Corp *	191,670	4,291,491
	EndWave Corp *	103,842	1,343,715
	Essex Corp *	11,800	136,054
	Forgent Networks Inc *	179,319	265,392
	Glenayre Technologies Inc *	541,400	974,520
	Globecomm Systems Inc *	68,500	454,155
	Hickory Tech Corp	26,530	307,775
	KVH Industries Inc *	20,849	150,530
	Lightbridge Inc *	40,500	195,210
	MRV Communications Inc *	9,900	24,750
	Network Equipment Technologies Inc. *	36,000	237,960
	NMS Communications Corp*	59,700	291,336
	Optical Cable Corp *	91,225	415,074
	Paradyne Networks Corp *	373,900	1,719,940
	Performance Technologies Inc *	148,850	940,732
	Primus Telecommunications Group*	250,900	368,823
	Radyne Comstream Corp *	88,100	664,274
	SafeNet Inc *	27,100	714,898
	SBA Communications Corp *	11,100	77,700
	Sirenze Microdevices Inc *	193,400	820,016
	Spectralink Corp	82,400	782,800
	Stratos International *	188,919	842,579
	Telular Corp *	80,000	840,800
	Tollgrade Communications Inc *	92,083	809,410
	Ubiquitel Inc *	618,000	2,472,000
	Verlink Corp *	73,955	132,379
	Vyyo Inc *	12,031	67,855
	Warwick Valley Telephone Co	5,400	128,304
	XETA Technologies Inc *	25,200	98,532
			30,015,986
	Textiles - 0.3%
	Culp Inc *	148,400	1,090,740
	Quaker Fabric Corp	119,200	774,800
			1,865,540
	Toys/Games/Hobbies - 0.2%
	Department 56 *	73,900	1,204,570
	RC2 Corp *	15,700	516,530
			1,721,100
	Transportation - 1.4%
	Celadon Group Inc *	113,900	2,169,795
	Dynamex Inc *	148,600	2,561,864
	Forward Air Corp *	300	12,006
	HUB Group Inc - Class A *	72,300	2,693,175
	Marten Transport Ltd *	112,066	1,957,793
	Patriot Transportation Holding Inc *	16,400	538,904
			9,933,537
	Trucking & Leasing - 0.3%
	Greenbrier Cos Inc	77,800	1,867,200

	Water - 0.2%
	Artesian Resources Corp - Class A	14,850	403,623
	Middlesex Water Co	28,088	503,337
	Pennichuck Corp	3,466	84,570
	York Water Co	40,200	697,068
			1,688,598

	Total Common Stock (Identified Cost $427,927,463)		$669,624,937

	Exchange Traded Funds - 3.4%
	Equity Fund - 3.4%
	iShares Russell 2000 Index Fund	104,600	11,926,492
	iShares Russell 2000 Value Index Fund	67,809	11,602,120
	Total Exchange Traded Funds (Identified Cost $18,710,159)		$23,528,612

	Short-term Investments - 0.7%
	Money Market Funds - 0.7%
	Firstar U S Treasury Money Market Fund Institutional	4,778,303	4,778,303

	Total Short-term Investments (Identified Cost $4,778,303)		$4,778,303

	Total Investments - 99.8% (Identified Cost $451,415,925) **		$697,931,852

	Other Assets and Liabilities, net - 0.2%		1,550,068

	Total Net Assets - 100.0%		$699,481,920

* Non-income producing security as no dividends were paid during the period from October 1, 2003 to September 30, 2004.

** See notes to schedule of investments for tax cost figures.

+ This security or a portion of this security is out on loan at September 30, 2004. Total loaned securities had a market value of $20,919,238 at September 30, 2004.

See accompanying notes to schedule of investments.

BRIDGEWAY FUNDS, INC.

MICRO-CAP LIMITED FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)

Showing percentage of total net assets

September 30, 2004

Industry	Company	Shares	Value

	Common Stock - 98.9%
	Advertising - 0.5%
	Ventiv Health Inc*	16,100	$272,895

	Aerospace/Defense - 5.2%
	United Industrial Corp	88,500	2,910,765

	Auto Manufactures - 3.6%
	ASV Inc*	53,113	1,988,020

	Auto Parts & Equipment - 0.6%
	Noble International Ltd	19,500	356,265

	Banks - 0.9%
	Old Second Bancorp Inc	18,354	513,361

	Biotechnology - 0.4%
	Illumina Inc*	42,602	251,778

	Commercial Services - 5.3%
	ACE Cash Express Inc*	36,000	937,440
	Rent-Way Inc*	75,000	513,750
	Steiner Leisure LTD*	69,050	1,526,005
			2,977,195
	Distribution/Wholesale - 1.6%
	Building Material Holding Corp	31,500	866,880

	Diversified Financial Services - 1.2%
	World Acceptance Corp*	27,900	648,675

	Entertainment - 2.0%
	Bluegreen Corp*	101,500	1,129,695

	Environmental Control - 0.1%
	Industrial Services of America	2,757	28,615

	Food - 0.1%
	Cal-Maine Foods Inc	3,300	36,201

	Forest Products & Paper - 0.3%
	Pope & Talbot Inc	10,500	184,800

	Healthcare - Products - 3.3%
	Cantel Medical Corp*	13,400	321,600
	LCA - Vision Inc	41,700	1,075,443
	Lifeline Systems Inc*	17,200	420,024
			1,817,067
	Healthcare - Services - 4.3%
	Amedisys Inc*	52,900	1,584,355
	America Service Group Inc*	14,100	578,664
	Res-Care Inc*	20,300	240,555
			2,403,574
	Home Builders - 1.1%
	Orleans Homebuilders Inc*	27,400	617,048

	Insurance - 0.7%
	Penn-America Group Inc	26,700	363,387

	Internet - 8.1%
	Digital River Inc*	44,700	1,331,166
	j2 Global Communications Inc*	58,900	1,860,651
	SupportSoft Inc*	133,500	1,300,290
			4,492,107
	Iron/Steel - 4.5%
	Ryerson Tull Inc	116,700	2,003,739
	Oregon Steel Mills Inc*	31,000	515,530
			2,519,269

	Leisure Time - 0.7%
	Ambassadors Group Inc	15,000	405,000

	Machinery-Diversified - 3.6%
	Middleby Corp	38,200	2,011,230

	Metal Fabricate/Hardware - 3.6%
	Metals USA Inc*	41,400	734,436
	NS Group Inc*	67,800	1,254,300
			1,988,736
	Mining - 2.8%
	Brush Engineered Materials Inc*	35,500	735,205
	Titanium Metals Corp*	34,000	797,640
			1,532,845
	Oil & Gas - 5.3%
	Giant Industries Inc*	18,000	437,400
	Petroleum Development Corp*	25,600	1,121,792
	Plains Exploration & Production Co*	58,774	1,402,348
			2,961,540
	Oil & Gas Services - 0.4%
	RPC Inc	13,000	232,440

	Pharmaceuticals - 0.4%
	National Medical Health Card Systems Inc*	11,100	231,990

	Retail - 11.5%
	Brookstone Inc*	49,396	933,090
	Cash America International Inc	43,800	1,071,348
	EZCORP Inc*	17,694	153,955
	JOS A Bank Clothiers Inc*	45,812	1,268,076
	The Pantry Inc*	33,616	846,115
	Retail Ventures, Inc.*	15,700	118,378
	Smart & Final Inc*	100,000	1,676,000
	Systemax Inc*	56,200	318,092
			6,385,054
	Savings & Loans - 3.0%
	Sterling Financial Corp*	46,728	1,646,695

	Semiconductors - 0.9%
	ADE Corp*	27,800	473,573

	Software - 8.8%
	Quality Systems Inc*	24,200	1,222,342
	SS&C Technologies Inc	86,500	1,689,345
	Seachange International Inc*	91,000	1,455,090
	Unify Corp*	111,100	44,440
	Witness Systems Inc*	31,000	498,170
			4,909,387
	Telecommunications - 11.5%
	ACT Teleconferencing Inc*	151,715	191,161
	C-Cor Inc*	170,100	1,437,345
	Comtech Telecommunications*	68,000	1,842,800
	Ditech Communications Corp*	35,000	783,650
	Talk America Holdings Inc*	210,800	1,102,484
	Ubiquitel Inc*	140,000	560,000
	US Unwired Inc*	182,300	488,564
			6,406,004
	Transportation - 1.6%
	HUB Group Inc* - Class A	23,600	879,100

	Trucking & Leasing - 1.0%
	Greenbrier Companies Inc	23,500	564,000

Industry	Company	Shares	Value

	Total Common Stock (Identified Cost $41,648,766)		$55,005,191

	Short-term Investments - 1.0%
	Money Market Funds - 1.0%
	Firstar U S Treasury Money Market Fund Institutional	588,466	588,466

	Total Short-term Investments (Identified Cost $588,466)		$588,466

	Total Investments - 99.9% (Identified Cost $42,237,232)**		$55,593,657

	Other Assets and Liabilities, net - 0.1%		39,604

	Total Net Assets - 100.0%		$55,633,261

* Non-income producing security as no dividends were paid during the period from October 1, 2003 to September 30, 2004.

** See notes to schedule of investments for tax cost figures.

See accompanying notes to schedule of investments.

BRIDGEWAY FUNDS, INC.

SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)

Showing percentage of total net assets

September 30, 2004

Industry	Company	Shares	Value

	Common Stock - 99.3%
	Advertising - 0.4%
	Ventiv Health Inc*	11,075	$187,721

	Aerospace/Defense - 3.9%
	Armor Holdings Inc*	24,800	1,031,928
	Engineered Support Systems Inc	16,900	771,316
			1,803,244
	Apparel - 3.0%
	Deckers Outdoor Corp*	23,400	795,600
	Guess ? Inc*	33,700	600,197
			1,395,797
	Banks - 3.2%
	Old Second Bancorp Inc	7,800	218,166
	PrivateBancorp Inc	24,200	652,432
	Western Sierra Bancorp*	18,450	614,201
			1,484,799
	Biotechnology - 4.0%
	Affymetrix Inc*	24,400	749,324
	Arqule Inc*	19,050	88,011
	Invitrogen Corp*	11,500	632,385
	Martek Biosciences Corp*	7,500	364,800
			1,834,520
	Chemicals - 0.4%
	Eastman Chemical Co	3,400	161,670

	Commercial Services - 7.4%
	Bright Horizons Family Solutions Inc*	4,400	238,876
	Education Management Corp*	12,300	327,672
	ITT Educational Services Inc*	13,256	477,879
	Manning (Greg) Auctions Inc*	49,600	555,024
	Navigant Consulting Inc*	40,660	892,894
	PDI Inc*	9,500	256,405
	Strayer Education Inc	5,740	660,157
			3,408,907
	Computers - 2.4%
	Cognizant Technology Solutions Corp*	36,440	1,111,784

	Distribution/ Wholesale - 0.6%
	Navarre Corp*	18,100	262,269

	Diversified Financial Services - 0.2%
	Knight Trading Group Inc*	10,100	93,223

	Electrical Components & Equipment - 0.6%
	Artesyn Technologies Inc*	26,300	262,474

	Electronics - 1.6%
	Faro Technologies Inc*	22,500	457,650
	Keithley Instruments Inc	9,700	169,265
	Zygo Corp*	10,000	101,300
			728,215
	Entertainment - 0.3%
	CKE Restaurants Inc*	13,100	144,755

	Healthcare - Products - 3.9%
	Advanced Neuromodulation Systems*	11,600	352,060
	LCA-Vision Inc	25,900	667,961
	Techne Corp*	20,100	767,418
			1,787,439
	Healthcare - Services - 3.3%
	Amedisys Inc*	10,100	302,495
	Davita Inc*	25,785	803,203
	United Health Group Inc	5,625	414,787
			1,520,485
	Household Products/Wares - 2.2%
	Lifetime Hoan Corp	13,279	197,193
	Yankee Candle Co Inc*	27,600	799,296
			996,489
	Internet - 11.4%
	1-800-FLOWERS.COM Inc - Class A*	63,500	527,050
	CNET Networks Inc*	100,400	918,660
	Cybersource Corp*	34,300	165,669
	Earthlink Inc*	65,400	673,620
	eResearch Technology Inc*	43,950	585,853
	Infospace Inc*	2,725	129,138
	LookSmart Ltd*	77,300	113,631
	Macrovision Corp*	8,700	209,496
	NetFlix Inc*	26,100	402,462
	Netegrity Inc*	19,000	142,690
	Sapient Corp*	37,250	284,217
	Travelzoo Inc*	4,000	208,000
	United Online Inc*	36,700	353,054
	WebEx Communications Inc*	25,200	549,864
			5,263,404
	Iron/Steel - 0.7%
	Schnitzer Steel Industries Inc	9,300	300,855

	Leisure Time - 0.9%
	Marine Products Corp	22,800	410,400

	Machinery - Diversified - 0.5%
	Middleby Corp	4,800	252,720

	Metal Fabricate/Hardware - 0.3%
	Timken Co	4,825	118,792

	Miscellaneous Manufacturing - 3.8%
	Ceradyne Inc*	40,100	1,760,791

	Office Furnishings - 1.4%
	HNI Corp	16,300	645,154

	Oil & Gas - 3.0%
	Patina Oil & Gas Corp	31,300	925,541
	Petroleum Development Corp*	10,200	446,964
			1,372,505
	Oil & Gas Services - 2.0%
	Gulf Island Fabrication Inc	29,900	666,770
	Maverick Tube Corp*	8,700	268,047
			934,817
	Pharmaceuticals - 4.2%
	Eon Labs Inc*	29,000	629,300
	Kos Pharmaceuticals Inc*	5,200	185,172
	Matrixx Initiatives Inc*	91,200	948,480
	Tanox Biosystems*	9,900	167,013
			1,929,965
	Retail - 16.7%
	CEC Entertainment Inc*	18,000	661,500
	Chico’s FAS Inc*	17,700	605,340
	Claire’s Stores Inc	39,800	996,592
	Coldwater Creek Inc*	8,000	166,960
	Copart Inc*	24,300	459,999
	Cosi Inc*	16,800	89,880
	Cost Plus Inc/California*	7,900	279,502
	Guitar Center Inc*	5,680	245,944
	MarineMax Inc*	8,250	185,790
	Nu Skin Enterprises Inc - Class A	51,400	1,208,414
	O’Reilly Automotive Inc*	16,900	647,101
	The Sportsman’s Guide Inc*	40,100	811,223
	TBC Corp*	13,300	297,122
	Urban Outfitters Inc*	30,800	1,059,520
			7,714,887
	Semiconductors - 3.6%
	Cypress Semiconductor Corp*	13,400	118,456
	Fairchild Semiconductor International Inc*	10,750	152,327
	OmniVision Technologies Inc*	30,100	425,915
	PLX Technology Inc*	8,300	59,843
	Photon Dynamics Inc*	7,300	148,190
	Pixelworks Inc*	48,000	480,480
	Silicon Laboratories Inc*	8,100	268,029
			1,653,240

Industry	Company	Shares	Value

	Software - 4.7%
	Avid Technology Inc*	4,572	214,290
	IDX Systems Corp*	23,790	771,986
	Novell Inc*	37,700	237,887
	SS&C Technologies Inc	14,850	290,021
	Transaction Systems Architechs Inc*	36,200	672,777
			2,186,961
	Telecommunications - 5.5%
	AMX Corp*	9,100	164,164
	Alamosa Holdings Inc*	24,800	189,472
	Essex Corp*	18,700	215,611
	Plantronics Inc	22,500	972,900
	Ubiqitel Inc*	34,900	139,600
	Western Wireless Corp*	14,900	383,079
	Viasat Inc*	24,400	490,440
			2,555,266
	Toys/Games/Hobbies - 1.0%
	Marvel Enterprises Inc*	31,500	458,640

	Transportation - 2.4%
	JB Hunt Transport Services Inc	30,250	1,123,485

	Total Common Stock (Identified Cost $46,855,937)		$45,865,673

	Total Investments - 99.3% (Identified Cost $46,855,937)**		$45,865,673

	Other Assets and Liabilities, net - 0.7%		303,989

	Total Net Assets - 100.0%		$46,169,662

* Non-income producing security as no dividends were paid during the period from October 1, 2003 to September 30, 2004.

** See notes to schedule of investments for tax cost figures.

See accompanying notes to schedule of investments.

BRIDGEWAY FUNDS, INC.

SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)

Showing percentage of total net assets

September 30, 2004

Industry	Company	Shares	Value

	Common Stock - 100.1%
	Advertising - 1.5%
	Ventiv Health Inc*	30,300	$513,585

	Aerospace/Defense - 3.8%
	AAR Corp*	56,100	698,445
	Ducommun Inc*	26,800	598,980
			1,297,425
	Airlines - 1.2%
	Hawaiian Holdings Inc *	2,600	16,016
	Northwest Airlines Corp*	46,200	379,302
			395,318
	Banks - 2.5%
	Community Bank System Inc	18,300	459,879
	Fremont General Corp	12,400	287,060
	Irwin Financial Corp	3,700	95,534
			842,473
	Beverages - 1.0%
	Constellation Brands Inc Class A*	8,500	323,510

	Biotechnology - 2.2%
	Embrex Inc*	54,500	736,840

	Building Materials - 4.7%
	Eagle Materials Inc	7,300	520,490
	Universal Forest Products Inc	20,400	697,680
	York International Corp	11,700	369,603
			1,587,773
	Chemicals - 0.4%
	OM Group Inc*	3,900	142,584

	Coal - 0.9%
	CONSOL Energy Inc	4,000	139,560
	Peabody Energy Corp	2,590	154,105
			293,665
	Commercial Services - 2.8%
	Consolidated Graphics Inc*	14,500	607,550
	Korn/Ferry International*	18,400	335,432
			942,982
	Computers - 2.3%
	Inforte Corp*	16,856	116,306
	Intervoice Inc*	10,800	116,316
	SI International Inc*	24,900	545,559
			778,181
	Distribution/Wholesale - 2.3%
	Advanced Marketing Services	60,600	653,874
	Huttig Building Products Inc*	14,200	128,510
			782,384
	Diversified Financial Services - 4.3%
	AmeriCredit Corp*	6,100	127,368
	CompuCredit Corp*	31,700	590,254
	Knight Trading Group Inc*	36,200	334,126
	Raymond James Financial Inc	17,150	413,658
			1,465,406
	Electric - 1.5%
	Alliant Energy Corp	3,200	79,616
	Avista Corp	1,900	34,390
	OGE Energy Corp	5,400	136,242
	Texas Genco Holdings Inc	3,800	177,270
	Westar Energy Inc	4,500	90,900
			518,418
	Electrical Components & Equipment - 0.7%
	Belden Inc	2,900	63,220
	TII Network Technologies Inc*	144,515	184,979
			248,199
	Electronics - 5.7%
	American Science & Engineering*	6,000	197,700
	Badger Meter Inc	15,300	698,445
	Park Electrochemical Corp	24,900	527,880
	SMTEK International Inc*	32,397	434,444
	TTM Technologies Inc*	6,800	60,452
			1,918,921
	Engineering & Construction - 0.7%
	Washington Group International Inc*	6,700	231,954

	Entertainment - 1.0%
	Argosy Gaming Co*	3,700	145,040
	Bluegreen Corp*	16,200	180,306
			325,346
	Environmental Control - 0.5%
	Metal Management Inc*	10,000	181,800

	Forest Products & Paper - 1.3%
	Longview Fibre Co	24,900	379,725
	Temple-Inland Inc	800	53,720
			433,445
	Gas - 1.2%
	Energen Corp	7,900	407,245

	Healthcare - Services - 3.3%
	America Service Group Inc*	11,500	471,960
	Humana Inc*	13,460	268,931
	Pacificare Health Systems*	9,500	348,650
	Res-Care Services	2900	34,365
			1,123,906
	Home Builders - 5.8%
	Beazer Homes USA Inc	1,900	203,091
	Cavalier Homes Inc. *	4000	22,600
	Fleetwood Enterprises Inc*	9,000	136,620
	Hovnanian Enterprises Inc - Class A*	11,820	473,982
	KB Homes	3,440	290,646
	MDC Holdings Inc	3,740	273,394
	National RV Holdings Inc*	3,800	47,234
	Standard-Pacific Corp	4,600	259,302
	Toll Brothers Inc*	5,700	264,081
			1,970,950
	Housewares - 0.6%
	Toro Co	2,900	198,070

	Insurance - 1.9%
	American Physicians Cap Inc*	4,700	143,914
	Commerce Group Inc	2,700	130,680
	Reinsurance Group of America	2,400	98,880
	United Fire & Casualty Co	2,500	143,325
	Vesta Insurance Group Inc	25,300	113,597
			630,396
	Internet - 5.0%
	Answerthink Inc*	76,200	407,670
	Netegrity Inc*	54,300	407,793
	Safeguard Scientifics Inc*	173,100	323,697
	Sapient Corp*	74,000	564,620
			1,703,780

Industry	Company	Shares	Value

	Iron/Steel - 3.1%
	Carpenter Technology Corp	4,100	195,734
	Reliance Steel & Aluminum Co	17,300	686,810
	Ryerson Tull Inc	10,300	176,851
			1,059,395
	Lodging - 1.5%
	Mandalay Resort Group	7,200	494,280

	Machinery - Diversified - 1.4%
	Briggs & Stratton Corp	1,700	138,040
	UNOVA Inc*	23,200	325,960
			464,000
	Media - 1.3%
	Thomas Nelson Inc	22,600	441,830

	Metal Fabricate/Hardware - 2.6%
	Commercial Metals Co	17,500	695,100
	Metals USA Inc*	10,500	186,270
			881,370
	Mining - 0.6%
	Titanium Metals Corp*	8,500	199,410

	Miscellaneous Manufactur - 0.5%
	The Brink’s Co	4,800	144,816
	Park-Ohio Holdings Corp	500	8,950
			153,766
	Office Furnishings - 0.3%
	CompX International Inc*	7,300	116,800

	Oil & Gas - 5.9%
	Callon Petroleum Corp*	15,000	190,200
	Harvest Natural Resources Inc*	18,800	312,080
	Petroleum Development Corp*	25,500	1,117,410
	Petroquest Energy Inc*	67,000	347,730
	Tesoro Petroleum Corp	1,000	29,530
			1,996,950
	Oil & Gas Services - 1.2%
	Lone Star Technologies Inc*	3,700	139,860
	Veritas DGC Inc*	12,100	275,638
			415,498
	Packaging & Containers - 1.3%
	Silgan Holdings Inc	9,700	449,110

	Retail - 10.2%
	7-Eleven Inc*	5,600	111,888
	AnnTaylor Stores Corp*	2,070	48,438
	Cost-U-Less Inc*	20,600	119,480
	Dillard’s Inc Class A	12,700	250,698
	Foot Locker Inc	10,800	255,960
	Luby’s Inc*	17,100	112,860
	MarineMax Inc*	23,100	520,212
	Men’s Wearhouse Inc*	3,200	92,960
	The Pantry Inc*	18,900	475,713
	Retail Ventures Inc*	18,700	140,998
	Smart & Final Inc*	31,800	532,968
	Stein Mart Inc*	43,700	665,114
	Trans World Entertainment Corp*	12,900	126,033
			3,453,322
	Savings & Loans - 1.9%
	Berkshire Hills Bancorp Inc	17,500	646,625

	Semiconductors - 2.1%
	ADE Corporation *	8000	136,280
	Cirrus Logic Inc*	29,700	141,669
	Cohu Inc	7,300	107,894
	PLX Technology Inc*	22,300	160,783
	PMC - Sierra Inc*	18,800	165,628
			712,254
	Telecommunications - 4.5%
	Airgate PCS Inc. *	1,598	31,321
	Arch Wireless Inc*	4,300	123,539
	Boston Communications Group*	57,600	505,152
	Lantronix Inc*	263,900	271,817
	Sycamore Networks Inc*	107,800	407,484
	US Unwired Inc*	62,700	168,036
			1,507,349
	Transportation - 2.5%
	Hub Group Inc *	2,300	85,675
	Offshore Logistics Inc*	4,300	148,006
	OMI Corp	37,770	605,075
			838,756

	Total Common Stock (Identified Cost $32,257,306)		$33,825,271

	Total Investments - 100.1% (Identified Cost $32,257,306)**		$33,825,271

	Other Assets and Liabilities, net - (0.1)%		(19,134)

	Total Net Assets - 100.0%		$33,806,137

* Non-income producing security as no dividends were paid during the period from October 1, 2003 to September 30, 2004.

** See notes to schedule of investments for tax cost figures.

See accompanying notes to schedule of investments.

BRIDGEWAY FUNDS, INC.

LARGE CAP GROWTH FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)

Showing percentage of total net assets

September 30, 2004

Industry	Company	Shares	Value

	Common Stock - 97.9%
	Advertising - 0.2%
	Lamar Advertising Co - Class A*	2,100	$87,381

	Agriculture - 0.3%
	Monsanto Co	3,800	138,396

	Apparel - 1.6%
	Coach Inc*	17,660	749,137

	Auto Manufacturers - 0.3%
	Paccar Inc	1,800	124,416

	Banks - 0.1%
	State Street Corp	800	34,168

	Biotechnology - 2.6%
	Biogen Idec Inc*	3,200	195,744
	Genentech Inc*	19,000	995,980
	Millennium Pharmaceuticals Inc*	3,500	47,985
			1,239,709
	Chemicals - 1.2%
	Dow Chemical Co	12,770	576,949

	Commercial Services - 0.8%
	Apollo Group Inc*	3,650	267,801
	Career Education Corp*	4,300	122,249
			390,050
	Computers - 2.2%
	Lexmark International Inc*	1,300	109,213
	Research In Motion Ltd*	1,500	114,510
	Sandisk Corp*	27,380	797,306
			1,021,029
	Cosmetic/Personal Care - 1.6%
	Gillette Co	18,700	780,538

	Distribution/Wholesale - 1.3%
	CDW Corp	10,700	620,921

	Diversified Financial Services - 6.2%
	Franklin Resources Inc	12,200	680,272
	Legg Mason Inc	11,970	637,642
	MBNA Corp	25,520	643,104
	T Rowe Price Group Inc	19,520	994,349
			2,955,367
	Electrical Components & Equipment - 2.2%
	Molex Inc	34,800	1,037,736

	Electronics - 0.6%
	Agilent Technologies Inc*	8,800	189,816
	Waters Corp*	1,800	79,380
			269,196
	Entertainment - 1.7%
	International Game Technology	23,020	827,569

	Healthcare - Products - 4.3%
	Patterson Dental Co*	13,220	1,012,123
	Zimmer Holdings Inc*	13,160	1,040,166
			2,052,289
	Healthcare - Services - 2.0%
	United Health Group Inc	12,858	948,149
	WellPoint Health Networks Inc*	30	3,153
			951,302
	Home Furnishings - 2.9%
	Harman International Industries Inc	12,740	1,372,735

	Household Products/Wares - 2.1%
	Fortune Brands Inc	13,520	1,001,697

	Insurance - 2.5%
	American International Group Inc	6,100	414,739
	The Progressive Corp	8,800	745,800
			1,160,539
	Internet - 7.5%
	Amazon.Com Inc*	12,354	504,784
	eBay Inc*	14,580	1,340,485
	Interactive Corp*	23,300	513,066
	Symantec Corp*	21,460	1,177,725
	Yahoo! Inc*	220	7,460
			3,543,520
	Lodging - 0.7%
	Mandalay Resort Group	2,600	178,490
	Marriott Int’l Inc	2,500	129,900
			308,390
	Machinery - Diversified - 0.2%
	Deere & Co	1,750	112,963

	Media - 6.3%
	Clear Channel Communications Inc	24,050	749,639
	Fox Entertainment Group Inc - Class A*	20,100	557,574
	Univision Communications Inc - Class A*	29,400	929,334
	Walt Disney Co	33,200	748,660
			2,985,207
	Mining - 2.9%
	Freeport - McMoran Cooper & Gold Inc	14,700	595,350
	Newmont Mining Corp Holding	14,700	669,291
	Phelps Dodge Corp	1,000	92,030
			1,356,671
	Miscellaneous Manufacturing - 2.7%
	3M Co	6,232	498,373
	Danaher Corp	14,800	758,944
			1,257,317
	Oil & Gas - 0.3%
	Burlington Resources Inc	3,600	146,880

	Oil & Gas Services - 2.5%
	Schlumberger Ltd	17,700	1,191,387

	Pharmaceuticals - 6.0%
	Bristol-Myers Squibb Co	44,400	1,050,948
	Forest Laboratories Inc*	60	2,699
	Gilead Sciences Inc*	120	4,486
	Imclone Systems Inc*	16,500	872,025
	IVAX Corp*	2,500	47,875
	Pfizer Inc	28,000	856,800
			2,834,833

Industry	Company	Shares	Value

	Retail - 11.6%
	Autozone Inc*	1,150	88,837
	Best Buy Co Inc	10,430	565,723
	Chico’s FAS Inc*	2,500	85,500
	Dollar General Corp	16,100	324,415
	Home Depot Inc	38,960	1,527,232
	Lowe’s Companies Inc	10,340	561,979
	McDonald’s Corp	4,340	121,650
	Nordstrom Inc	31,070	1,188,117
	Petsmart Inc	18,850	535,151
	Staples Inc	17,260	514,693
			5,513,297
	Semiconductors - 2.5%
	Intel Corp	17,690	354,861
	Texas Instruments Inc	39,590	842,475
			1,197,336
	Software - 4.3%
	Adobe Systems Inc	2,700	133,569
	Autodesk Inc	3,600	175,068
	BMC Software Inc*	1,136	17,960
	Electronic Arts Inc*	9,508	437,273
	Red Hat Inc*	5,900	72,216
	Total System Services Inc	47,950	1,210,258
			2,046,344
	Telecommunications - 13.7%
	Avaya Inc*	48,300	673,302
	Cisco Systems Inc*	61,400	1,111,340
	Motorola Inc	64,500	1,163,580
	Nextel Communications Inc*	58,180	1,387,011
	Qualcomm Inc	33,500	1,307,840
	Scientific-Atlanta Inc	32,000	829,440
			6,472,513

	Total Common Stock (Identified Cost $47,118,695)		$46,357,782

	Total Investments - 97.9% (Identified Cost $47,118,695)**		$46,357,782

	Other Assets and Liabilities, net - 2.1%		995,250

	Total Net Assets - 100.0%		$47,353,032

* Non-income producing security as no dividends were paid during the period from October 1, 2003 to September 30, 2004.

** See notes to schedule of investments for tax cost figures.

See accompanying notes to schedule of investments.

BRIDGEWAY FUNDS, INC.

LARGE CAP VALUE FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)

Showing percentage of total net assets

September 30, 2004

Industry	Company	Shares	Value

	Common Stock - 100.1%
	Aerospace/Defense - 1.6%
	Northrop Grumman Corp	6,800	$362,644

	Apparel - 0.3%
	Jones Apparel Group Inc	2,200	78,760

	Auto Manufacturers - 4.3%
	Ford Motor Co	41,500	583,075
	General Motors Corp	9,540	405,259
			988,334
	Banks - 5.1%
	AmSouth Bancorp	5,000	122,000
	Bank of America Corp	9,008	390,317
	KeyCorp	13,000	410,800
	State Street Corp	5,900	251,989
			1,175,106
	Building Materials Inc - 1.6%
	Eagle Materials Inc	133	9,483
	Eagle Materials Inc - Class B	450	31,050
	Vulcan Materials Co	6,300	320,985
			361,518
	Commercial Services - 1.8%
	Cendant Corp	19,630	424,008

	Computers - 0.7%
	NCR Corp*	3,300	163,647

	Diversified Financial Services - 13.9%
	Bear Stearns Companies Inc	4,534	436,035
	Citigroup Inc	10,040	442,965
	Countrywide Financial Corp	7,778	306,375
	E*TRADE Group Inc*	39,600	452,232
	FHLMC	2,500	163,100
	Goldman Sachs Group Inc	5,600	522,144
	JP Morgan Chase & Co	10,850	431,071
	Lehman Brothers Holdings Inc	2,070	165,020
	Morgan Stanley	6,200	305,660
			3,224,602
	Electric - 6.4%
	American Electric Power Co Inc	5,500	175,780
	Duke Energy Corp	26,100	597,429
	Edison International	10,000	265,100
	Southern Co	15,050	451,199
			1,489,508
	Electronics - 2.2%
	Agilent Technologies Inc*	20,400	440,028
	Parker Hannifin Corp	1,000	58,860
			498,888
	Food - 2.6%
	Archer-Daniels-Midland Co	26,354	447,491
	Tyson Foods Inc	10,420	166,928
			614,419
	Forest Products & Paper - 0.9%
	Georgia-Pacific Corp	5,500	197,725

	Gas - 1.5%
	KeySpan Corp	8,300	325,360
	Sempra Energy	900	32,571
			357,931
	Health Care - Products - 1.7%
	Zimmer Holdings Inc*	5,000	395,200

	Healthcare - Services - 3.3%
	Aetna Inc	5,650	564,605
	WellPoint Health Networks Inc*	1,900	199,671
			764,276
	Home Builders - 6.9%
	Centex Corp	7,840	395,606
	DR Horton Inc	12,720	421,159
	Lennar Corp	8,260	393,176
	Pulte Homes Inc	6,260	384,176
			1,594,117
	Insurance - 8.9%
	Allstate Corp	3,760	180,443
	American International Group Inc	7,700	523,523
	Berkshire Hathaway Inc*	210	602,910
	Cigna Corp	2,600	181,038
	Fidelity National Financial Inc	8,502	323,926
	Safeco Corp	5,264	240,302
			2,052,142
	Internet - 0.0%
	Amazon.Com Inc*	120	4,903

	Media - 3.2%
	Liberty Media Corp*	29,400	256,368
	Liberty Media International*	1,470	49,042
	Time Warner Inc*	26,900	434,166
			739,576
	Mining - 2.5%
	Phelps Dodge Corp	6,200	570,586

	Miscellaneous Manufacturing - 4.9%
	Eastman Kodak Co	13,600	438,192
	Eaton Corp	1,000	63,410
	Textron Inc	9,700	623,419
			1,125,021
	Office/Business Equipment - 0.0%
	Xerox Corp*	300	4,224

	Oil & Gas - 9.7%
	Amerada Hess Corp	4,780	425,420
	ChevronTexaco Corp	15,000	804,600
	ConocoPhillips	5,800	480,530
	Occidental Petroleum Corp	9,600	536,928
			2,247,478
	Pharmaceuticals - 0.0%
	Bristol-Myers Squibb Co	400	9,468

	Retail - 1.9%
	Costco Wholesale Corp	2,000	83,120
	CVS Corp	5,740	241,826
	Federated Department Stores	2,400	109,032
			433,978
	Savings and Loans - 0.8%
	Golden West Financial Corp	1,600	177,520

	Semiconductors - 3.0%
	Advanced Micro Devices Inc*	16,300	211,900
	Analog Devices Inc	7,600	294,728
	KLA-Tencor Corp*	4600	190,808
			697,436

Industry	Company	Shares	Value

	Telecommunications - 9.8%
	AT&T Corp	26,700	382,344
	Corning Inc*	22,600	250,408
	Juniper Networks Inc*	22,775	537,490
	Lucent Technologies Inc*	107,300	340,141
	SBC Communications Inc	8,400	217,980
	Verizon Communications Inc	14,030	552,501
			2,280,864
	Transportation - 0.8%
	FedEx Corp	400	34,276
	Norfolk Southern Corp	5,150	153,161
			187,437

	Total Common Stock (Identified Cost $22,485,256)		$23,221,316

	Short-term Investments - 0.1%
	Money Market Funds - 0.1%
	Firstar US Treasury Money Market Fund Institutional	21,856	21,856

	Total Short-term Investments (Identified Cost $21,856)		$21,856

	Total Investments - 100.2% (Identified Cost $22,507,112)**		$23,243,172

	Other Assets and Liabilities, net - (0.2%)		(56,374)

	Total Net Assets - 100.0%		$23,186,798

* Non-income producing security as no dividends were paid during the period from October 1, 2003 to September 30, 2004.

** See notes to schedule of investments for tax cost figures.

See accompanying notes to schedule of investments.

BRIDGEWAY FUNDS, INC.

BLUE CHIP 35 INDEX FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)

Showing percentage of total net assets

September 30, 2004

Industry	Company	Shares	Value

	Common Stock - 99.2%
	Auto Manufacturers - 2.6%
	Ford Motor Co	70,282	$987,462

	Banks - 5.4%
	Bank of America Corp	23,628	1,023,801
	Wells Fargo & Co	16,760	999,399
			2,023,200
	Beverages - 5.2%
	The Coca-Cola Co	24,757	991,518
	PepsiCo Inc	20,405	992,703
			1,984,221
	Chemicals - 2.7%
	El Du Pont de Nemours & Co	24,052	1,029,426

	Computers - 9.0%
	Dell Inc*	33,244	1,183,486
	Hewlett-Packard Co	60,593	1,136,119
	International Business Machines Corp	12,572	1,077,923
			3,397,528
	Cosmetics/Personal Care - 2.8%
	Procter & Gamble Co	19,736	1,068,112

	Diversified Financial Services - 4.8%
	Citigroup Inc	23,014	1,015,378
	Fannie Mae	12,338	782,229
			1,797,607
	Healthcare - Products - 3.1%
	Johnson & Johnson	20,612	1,161,074

	Insurance - 5.1%
	American International Group	13,791	937,650
	Berkshire Hathaway Inc*	345	990,495
			1,928,145
	Media - 5.7%
	Comcast Corp*	41,748	1,178,964
	Time Warner Inc*	60,789	981,135
			2,160,099
	Miscellaneous Manufacturing - 5.6%
	3M Co	12,753	1,019,857
	General Electric Co	31,928	1,072,142
			2,091,999
	Oil & Gas - 6.7%
	ChevronTexaco Corp	23,750	1,273,950
	Exxon Mobil Corp	25,727	1,243,386
			2,517,336
	Pharmaceuticals - 10.1%
	Bristol-Myers Squibb Co	51,159	1,210,934
	Eli Lilly & Co	15,280	917,564
	Merck & Co Inc	22,246	734,118
	Pfizer Inc	31,623	967,664
			3,830,280
	Retail - 8.8%
	Home Depot Inc	30,815	1,207,948
	McDonald’s Corp	37,971	1,064,327
	Wal-Mart Stores Inc	20,019	1,065,011
			3,337,286
	Semiconductors - 5.4%
	Intel Corp	46,733	937,464
	Texas Instruments Inc	51,680	1,099,750
			2,037,214
	Software - 5.3%
	Microsoft Corp	30,340	838,901
	Oracle Corp*	104,048	1,173,661
			2,012,562
	Telecommunications - 7.9%
	Cisco Systems Inc*	52,174	944,349
	SBC Communications Inc	38,994	1,011,894
	Verizon Communications Inc	26,439	1,041,168
			2,997,411
	Transportation - 3.0%
	United Parcel Service Inc	15,203	1,154,212

	Total Common Stock (Identified Cost $36,881,475)		$37,515,174

	Total Investments - 99.1% (Identified Cost $36,881,475)**		$37,515,174

	Other Assets and Liabilities, net - 0.9%		353,279

	Total Net Assets - 100.0%		$37,868,453

* Non-income producing security as no dividends were paid during the period from October 1, 2003 to September 30, 2004.

** See notes to schedule of investments for tax cost figures.

See accompanying notes to schedule of investments.

BRIDGEWAY FUNDS, INC.

BALANCED FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)

Showing percentage of total net assets

September 30, 2004

Industry	Company	Coupon	Shares	Value

	Common Stock - 57.1%
	Advertising - 0.1%
	Interpublic Group of Cos Inc *		1,400	$14,826

	Aerospace/Defense - 0.9%
	Boeing Co		700	36,134
	General Dynamics Corp		600	61,260
	Lockheed Martin Corp		270	15,061
	Northrop Grumman Corp		1,200	63,996
	United Technologies Corp		370	34,551
				211,002
	Agriculture - 0.6%
	Monsanto Co		4,100	149,322

	Airlines - 0.1%
	Southwest Airlines Co		1,600	21,792

	Apparel - 0.2%
	Liz Claiborne Inc		1,200	45,264

	Auto Manufacturers - 2.4%
	Ford Motor Co		17,500	245,875
	General Motors Corp		6,600	280,368
	Paccar Inc		800	55,296
				581,539
	Auto Parts & Equipment - 0.1%
	Johnson Controls Inc		480	27,269

	Banks - 3.1%
	AmSouth Bancorp		2,540	61,976
	The Bank of New York Co Inc		2,500	72,925
	First Horizon National Corp		1,800	78,048
	Keycorp		2,000	63,200
	Marshall & Ilsley		2,000	80,600
	National City Corp		2,100	81,102
	Regions Financial Corp		1,200	39,672
	SouthTrust Corp		1,750	72,905
	State Street Corp		1,700	72,607
	Synovus Financial Corp		1,500	39,225
	Wells Fargo & Co		1,000	59,630
	Zions Bancorporation		300	18,312
				740,202
	Beverages - 1.0%
	Anheuser-Busch Cos Inc		1,200	59,940
	Brown-Forman Corp		1,400	64,120
	Pepsi Bottling Group Inc		2,400	65,160
	PepsiCo Inc		1,300	63,245
				252,465
	Biotechnology - 0.5%
	Genzyme Corp *		1,200	65,292
	Millipore Corp *		1,000	47,850
				113,142
	Building Materials - 0.1%
	Masco Corp		800	27,624

	Chemicals - 0.7%
	Hercules Inc *		2,300	32,775
	Sherwin-Williams Co		1,500	65,940
	Sigma-Aldrich Corp		1,200	69,600
				168,315
	Commercial Services - 0.3%
	H&R Block Inc		700	34,594
	Robert Half International Inc		1,900	48,963
				83,557
	Computers - 1.8%
	Affiliated Computer Services Inc *		400	22,268
	Apple Computer Inc *		2,000	77,500
	Computer Sciences Corp *		1,900	89,490
	EMC Corp/Massachusetts *		2,500	28,850
	Hewlet-Packard Co		2,700	50,625
	Lexmark International Group Inc *		630	52,927
	NCR Corp *		1,300	64,467
	SunGard Data Systems *		2,400	57,048
				443,175
	Cosmetics/Personal Care - 1.1%
	Avon Products Inc		2,600	113,568
	Kimberly-Clark Corp		600	38,754
	Procter & Gamble Co		2,000	108,240
				260,562
	Distribution/Wholesale - 0.1%
	WW Grainger Inc		500	28,825

	Diversified Financial Services - 5.0%
	American Express Co		1,900	97,774
	Bear Stearns Cos Inc		700	67,319
	Capital One Financial Corp		800	59,120
	Countrywide Financial Corp		2,300	90,597
	E*Trade Group Inc *		16,600	189,572
	Franklin Resources Inc		1,300	72,488
	Goldman Sachs Group Inc		1,100	102,564
	JP Morgan Chase & Co		2,000	79,460
	Lehman Brothers Holdings Inc		1,100	87,692
	MBNA Corp		2,500	63,000
	Merrill Lynch & Co Inc		1,200	59,664
	Morgan Stanley		1,300	64,090
	SLM Corp		1,810	80,726
	T Rowe Price Group Inc		1,700	86,598
				1,200,664
	Electric - 1.2%
	American Electric Power Co Inc		1,035	33,078
	Dominion Resources Inc		760	49,590
	Duke Energy Corp		1,900	43,491
	Edison International		1,800	47,718
	Entergy Corp		600	36,366
	Exelon Corp		1,200	44,028
	Southern Co		1,250	37,475
				291,746
	Electrical Components & Equipment - 0.1%
	Power-One Inc *		5,000	32,400

	Electronics - 0.5%
	Agilent Technologies Inc *		2,500	53,925
	Jabil Circuit Inc *		900	20,700
	Parker Hannifin Corp		600	35,316
				109,941
	Engineering & Construction - 0.1%
	Fluor Corp		300	13,356

	Entertainment - 0.0%
	International Game Technology		300	10,785

	Environmental Control - 0.1%
	Waste Management Inc		600	16,404

	Food - 0.7%
	Archer-Daniels-Midland Co		1,800	30,564
	Campbell Soup Co		600	15,774
	Kellogg Co		900	38,394
	Sysco Corp		1,100	32,912
	WM Wrigley Jr Co		1,000	63,310
				180,954
	Forest Products & Paper - 0.3%
	Boise Cascade Corp		200	6,656
	Georgia-Pacific Corp		870	31,276
	Temple-Inland Inc		400	26,860
				64,792
	Gas - 0.4%
	Nicor Inc		200	7,340
	Peoples Energy Corp		400	16,672
	Valero Energy Corp		800	64,168
				88,180
	Healthcare - Products - 2.0%
	Bausch & Lomb Inc		1,000	66,450
	Becton Dickinson & Co		1,220	63,074
	Biomet Inc		1,300	60,944
	St Jude Medical Inc *		940	70,754
	Stryker Corp		1,960	94,237
	Wyeth		1,600	59,840
	Zimmer Holdings Inc *		900	71,136
				486,435
	Healthcare - Services - 0.7%
	Aetna Inc		600	59,958
	Quest Diagnostics		600	52,932
	United Health Group Inc		800	58,992
				171,882
	Home Builders - 0.1%
	Centex Corp		400	20,184
	KB Home		200	16,898
				37,082

Industry	Company	Coupon	Shares	Value

	Household Products/Wares - 0.3%
	Clorox Co		830	44,239
	Fortune Brands Inc		400	29,636
				73,875
	Insurance - 2.9%
	ACE Ltd		1,400	56,084
	Allstate Corp		1,800	86,382
	AMBAC Financial Group Inc		1,000	79,950
	American International Group Inc		800	54,392
	Cigna Corp		1,000	69,630
	Metlife Inc		1,900	73,435
	Ohio Casualty Corp*		3,300	69,069
	Principal Financial Group		1,000	35,970
	Progressive Corp		1,380	116,955
	Safeco Corp		1,320	60,258
				702,125
	Internet - 0.4%
	eBay Inc *		200	18,388
	Symantec Corp *		1,000	54,880
	Yahoo! Inc *		800	27,128
				100,396
	Iron/Steel - 0.1%
	United States Steel Corp		500	18,810

	Leisure Time - 0.2%
	Brunswick Corp		1,270	58,115

	Lodging - 0.1%
	Marriott International Inc		600	31,176

	Machinery-Construction & Mining - 0.1%
	Caterpiller Inc		300	24,135

	Machinery-Deversified - 0.1%
	Deere & Co		300	19,365

	Media - 1.4%
	Dow Jones & Co Inc		800	32,488
	McGraw-Hill Cos Inc		770	61,361
	Meredith Corp		1,330	68,336
	Time Warner Inc *		4,700	75,858
	Tribune Co		1,180	48,557
	Walt Disney Co		1,900	42,845
				329,445
	Mining - 0.3%
	Freeport-McMoRan Copper & Gold Inc		1,200	48,600
	Newmont Mining Corp		300	13,659
				62,259
	Miscellaneous Manufacturing - 2.9%
	3M Co		680	54,380
	Cooper Industries Ltd		1,900	112,100
	Crane Co		3,600	104,112
	Danaher Corp		1,900	97,432
	Eastman Chemical Co		400	19,020
	Eaton Corp		1,500	95,115
	ITT Industries Inc		800	63,992
	Pall Corp		3,900	95,472
	Textron Inc		1,100	70,697
				712,320
	Office/Business Equipment - 0.1%
	Pitney Bowes Inc		600	26,460

	Oil & Gas - 2.9%
	Amerada Hess Corp		1,020	90,780
	Anadarko Petroleum Corp		1,400	92,904
	Apache Corp		1,100	55,121
	Burlington Resources Inc		1,100	44,880
	ConocoPhillips		1,200	99,420
	EOG Resources Inc		700	46,095
	Exxon Mobile Corp		2,000	96,660
	Nabors Industries Ltd *		1,100	52,085
	Occidental Petroleum Corp		800	44,744
	Royal Dutch Petroleum Co		600	30,960
	Unocal Corp		900	38,700
				692,349
	Oil & Gas Services - 1.0%
	Halliburton Co		1,150	38,743
	Input / Output Inc*		15,000	154,650
	Schlumberger Ltd		600	40,386
				233,779
	Packaging & Containers - 0.0%
	Bemis Co		400	10,632

	Pharmaceuticals - 4.8%
	Allergan Inc		900	65,295
	AmerisourceBergen Corp		1,300	69,823
	Bristol-Myers Squibb Co		11,600	274,572
	Cardinal Health Inc		900	43,332
	Caremark RX Inc *		2,000	64,140
	Express Scripts Inc *		1,000	65,340
	Forest Laboratories Inc *		1,362	61,262
	Gilead Sciences Inc*		2,000	74,760
	Hospira Inc *		2,060	63,036
	Imclone Systems Inc		4,500	237,825
	Medco Health Solutions Inc *		2,900	89,610
	Pfizer Inc		1,642	50,246
				1,159,241
	Pipelines - 0.1%
	El Paso Corp		2,500	22,975

	Retail - 3.8%
	Autonation Inc *		4,100	70,028
	Bed Bath & Beyond Inc *		1,820	67,540
	Best Buy Co Inc		1,100	59,664
	Copart Inc*		600	11,358
	Costco Wholesale Corp		1,900	78,964
	Dillard’s Inc - Class A		2,300	45,402
	Dollar General Corp		2,000	40,300
	Federated Department Stores		4,900	222,607
	JC Penney Co Inc Holding Co		1,500	52,920
	Lowe’s Cos Inc		640	34,784
	Nordstrom Inc		2,000	76,480
	Staples Inc		1,900	56,658
	Starbucks Corp *		1,400	63,644
	Tiffany & Co		400	12,296
	Winn-Dixie Stores Inc		3,700	11,433
	Yum! Brands Inc *		850	34,561
				938,639
	Savings & Loans - 0.3%
	Golden West Financial Corp		617	68,456

	Semiconductors - 1.2%
	Altera Corp *		2,600	50,882
	Analog Devices Inc		1,500	58,170
	Applied Materials Inc*		4,400	72,556
	National Semiconductor Corp *		4,200	65,058
	PMC-Sierra Inc *		1,100	9,691
	Texas Instruments Inc		1,470	31,282
	Xilinx Inc		300	8,100
				295,739
	Software - 2.7%
	Adobe Systems Inc		1,800	89,046
	Autodesk Inc		2,300	111,849
	Automatic Data Processing		1,000	41,320
	BMC Software Inc *		2,820	44,584
	Citrix Systems Inc *		4,100	71,832
	Compuware Corp *		5,400	27,810
	Electronic Arts Inc *		1,000	45,990
	First Data Corp		700	30,450
	IMS Health Inc		1,780	42,577
	Novell Inc *		5,400	34,074
	Oracle Corp *		1,560	17,597
	Red Hat Inc *		7,000	85,680
				642,809
	Telecommunications - 6.1%
	AT&T Corp		11,600	166,112
	AT&T Wireless Services Inc *		4,000	59,120
	Avaya Inc *		6,500	90,610
	Cisco Systems Inc *		3,200	57,920
	Citizens Communications Co		4,800	64,272
	Corning Inc *		5,500	60,940
	Motorola Inc		4,400	79,376
	Nextel Communications Inc *		13,200	314,688
	Qualcomm Inc		1,700	66,368
	SBC Communications Inc		12,000	311,400
	Scientific-Atlanta Inc		2,500	64,800
	Sprint Corp-FON Group		3,800	76,494
	Tellabs Inc *		6,700	61,573
				1,473,673
	Toys, Games & Hobbies- 0.1%
	Hasbro Inc		1,300	24,440

	Transportation - 0.9%
	FedEx Corp		700	59,983
	Norfolk Southern Corp		3,100	92,194
	Ryder Systems Inc		1,100	51,744
	United Parcel Services Inc		300	22,776
				226,697

	Total Common Stock (Identified Cost $12,734,979)			$13,821,412

Industry	Company	Coupon	Shares	Value

	Mutual Funds - 2.8%
	Money Market Funds - 2.8%
	First American Treasury Obligations Fund - Class S		686,747	686,747

	Total Mutual Funds (Identified Cost $686,747)			$686,747

	Corporate Notes - 3.6%

	Corporate Notes - 3.6%
	Leucadia National Corporation	7.750%
	Senior Notes 08/15/13		725,000	761,250
	Sea Containers Ltd Class A	7.875%
	Senior Notes 02/15/08		120,000	118,350
				879,600

	Total Corporate Notes (Identified Cost $877,347)			$879,600

	U.S. Treasury Obligations - 33.8%

	U.S. Treasury Bills - 15.2%
	10/7/2004 **	1.030%	500,000	499,914
	10/28/2004 **	1.165%	500,000	499,563
	12/09/2004 **	1.505%	500,000	498,442
	1/13/2005 **	1.630%	900,000	895,448
	2/3/2005 **	1.737%	800,000	794,970
	03/24/2005 **	1.030%	500,000	495,208
				3,683,545

	Total U.S. Treasury Bills (Identified Cost $3,684,454)			$3,683,545

	U.S. Treasury Notes - 18.6%
	11/30/2004	2.000%	100,000	100,055
	1/31/2005	1.625%	200,000	199,859
	9/30/2005	1.625%	300,000	298,347
	10/31/2005	1.625%	200,000	198,750
	11/30/2005	1.875%	200,000	199,125
	12/31/2005	1.875%	300,000	298,465
	1/31/2006	1.875%	300,000	298,219
	4/30/2006	2.250%	500,000	498,554
	5/15/2006	2.000%	200,000	198,633
	5/31/2006	2.500%	300,000	300,129
	11/15/2006	3.500%	200,000	203,508
	8/15/2007	2.750%	300,000	299,180
	10/15/2008	3.125%	200,000	199,703
	11/15/2008	3.375%	200,000	201,414
	4/15/2009	3.125%	300,000	297,973
	6/15/2009	4.000%	300,000	308,742
	8/15/2009	3.500%	200,000	201,211
	11/15/2013	4.250%	200,000	202,578
				4,504,445

	Total U.S. Treasury Notes (Identified Cost $4,490,778)			$4,504,445

	Total U.S. Treasury Obligations (Identified Cost $8,380,315)			$8,187,990

	Purchased Call Options - Long
	Bristol-Myers Squibb expiring Jan 06 at $25.00		50,000	8,375

	Total Call Options Purchased (Identified Cost $10,300)			$8,375

	Total Investments - 97.3% (Identified Cost $22,484,605)***			$23,584,124

	Other Assets and Liabilities, net - 2.7%			654,046

	Total Net Assets - 100.0%			$24,238,170

* Non-income producing security as no dividends were paid during the period from October 1, 2003 to September 30, 2004.

** Rate disclosed represents discount rate.

*** See notes to schedule of investments for tax cost figures

Financial Futures - Long
26 Contracts S&P 500
expires December 2004, principal amount $7,213,310, value $7,246,850
cumulative appreciation	$33,540
Financial Futures - Short
26 Contracts S&P 500
expires December 2004, principal amount $7,246,850, value $7,273,773
cumulative appreciation	$26,923

See accompanying notes to schedule of investments.

BRIDGEWAY FUNDS, INC.

BALANCED FUND

SCHEDULE OF OPTIONS WRITTEN (UNAUDITED)

September 30, 2004

Industry	Company	Shares	Value

Covered Call Options Written
	AT&T Corp
	expiring Oct 04 at $15.00	5,000	$(625)
	AT&T Corp
	expiring Oct 04 at $17.50	6,600	(165)
	Adobe Systems
	expiring Oct 04 at $50.00	1,000	(950)
	Ace Ltd.
	expiring Nov 04 at $40.00	700	(1,015)
	Agilent Technologies
	expiring Oct 04 at $22.50	2,500	(875)
	Allstate Corp
	expiring Nov 04 at $50.00	900	(427)
	Amerada Hess Corp
	expiring Nov 04 at $75.00	500	(1,500)
	Anadarko Petroleum
	expiring Nov 04 at $65.00	700	(2,240)
	Apache Corp
	expiring Nov 04 at $50.00	600	(1,170)
	Autodesk Inc
	expiring Oct 04 at $50.00	600	(420)
	Autodesk Inc
	expiring Nov 04 at $50.00	900	(1,845)
	Best Buy Inc
	expiring Nov 04 at $55.00	500	(900)
	Burlington Resources Inc
	expiring Nov 04 at $40.00	600	(1,215)
	Cigna Corp
	expiring Oct 04 at $70.00	1,000	(1,225)
	Cardinal Health Inc
	expiring Oct 04 at $50.00	900	(67)
	Computer Sciences Corp
	expiring Nov 04 at $50.00	800	(620)
	Compuware Corp
	expiring Nov 04 at $5.00	2,500	(1,125)
	ConocoPhillips
	expiring Nov 04 at $85.00	600	(810)
	Copart Inc
	expiring Nov 04 at $17.50	600	(1,245)
	Corning Inc
	expiring Nov 04 at $10.00	2,000	(2,800)
	E*Trade Financial Corp
	expiring Oct 04 at $11.00	4,100	(2,358)
	E*Trade Financial Corp
	expiring Oct 04 at $12.00	12,500	(1,563)
	Eastman Chemical Co
	expiring Oct 04 at $45.00	400	(1,080)
	eBay Inc
	expiring Oct 04 at $95.00	200	(185)
	Express Scripts Inc
	expiring Call 04 at $65.00	1,000	(3,400)
	Federated Department Stores Inc
	expiring Oct 04 at $45.00	4,000	(4,800)
	Freeport-McMoran C & G Inc
	expiring Oct 04 at $40.00	800	(980)
	General Motors Corp
	expiring Oct 04 at $42.50	2,000	(1,400)
	General Motors Corp
	expiring Nov 04 at $42.50	2,000	(2,400)
	Halliburton Co
	expiring Nov 04 at $35.00	1,100	(990)
	Hospira Inc
	expiring Oct 04 at $30.00	700	(717)
	IMS Health Inc
	expiring Nov 04 at $25.00	1,000	(450)
	Imclone Systems Inc
	expiring Oct 04 at $55.00	2,500	(2,062)
	Imclone Systems Inc
	expiring Nov 04 at $55.00	2,000	(6,200)
	Input/Output Inc
	expiring Octt 04 at $10.00	10,000	(5,750)
	Input/Output Inc
	expiring Nov 04 at $10.00	5,000	(4,500)
	JP Morgan Chase & Co
	expiring Oct 04 at $40.00	1,000	(325)
	JP Morgan Chase & Co
	expiring Nov 04 at $40.00	1,000	(875)
	Jabil Circuit Inc
	expiring Oct 04 at $22.50	900	(877)
	Johnson Controls Inc
	expiring Jan 05 at $60.00	400	(560)
	KeyCorp
	expiring Dec 04 at $32.50	1,000	(550)
	Lehman Brothers Holdings Inc
	expiring Oct 04 at $80.00	500	(637)
	Medco Health Solutions Inc
	expiring Jan 05 at $35.00	1,000	(600)
	Monsanto Company
	expiring Jan 05 at $40.00	2,000	(1,350)
	Motorola Inc
	expiring Oct 04 at $15.00	1,400	(4,270)
	NCR Corp
	expiring Oct 04 at $50.00	1,300	(1,138)
	Nabors Industries Ltd
	expiring Nov 04 at $47.50	500	(912)
	National Semiconductor Corp
	expiring Oct 04 at $15.00	2,000	(1,700)
	National Semiconductor Corp
	expiring Nov 04 at $17.50	1,300	(423)
	Nextel Communications Inc
	expiring Oct 04 at $22.50	2,700	(4,185)
	Nextel Communications Inc
	expiring Nov 04 at $25.00	10,500	(7,875)
	Nordstrom Inc
	expiring Oct 04 at $40.00	1,000	(375)
	Nordstrom Inc
	expiring Oct 04 at $45.00	1,000	(50)
	Norfolk Southern Corp
	expiring Nov 04 at $30.00	1,000	(800)
	Northrop Grumman Corp
	expiring Nov 04 at $55.00	1,200	(930)
	Novell Inc
	expiring Nov 04 at $10.00	5,400	(135)
	Occidental Petroleum Corp
	expiring Oct 04 at $55.00	400	(600)
	Ohio Casualty Corp
	expiring Oct 04 at $20.00	3,300	(3,135)
	Oracle Corp
	expiring Dec 04 at $11.00	1,500	(1,238)
	PMC-Sierra Inc
	expiring Nov 04 at $10.00	1,100	(440)
	Paccar Inc
	expiring Oct 04 at $65.00	400	(1,780)
	Pall Corp
	expiring Dec 04 at $25.00	2,000	(1,550)
	Parker-Hannifin Corp
	expiring Oct 04 at $60.00	600	(315)
	Power-One Inc
	expiring Jan 05 at $7.50	2,500	(1,125)
	Qualcomm Inc
	expiring Oct 04 at $40.00	900	(428)
	Quest Diagnostic Inc
	expiring Oct 04 at $90.00	600	(255)
	Red Hat Inc
	expiring Oct 04 at $90.00	4,000	(200)
	Red Hat Inc
	expiring Nov 04 at $10.00	3,000	(675)
	Robert Half International Inc
	expiring Dec 04 at $11.00	900	(315)
	Ryder System Inc
	expiring Oct 04 at $45.00	600	(1,290)
	SBC Communications Inc
	expiring Oct 04 at $25.00	9,500	(9,500)
	SLM Corp
	expiring Oct 04 at $40.00	1,000	(4,700)
	Safeco Corp
	expiring Oct 04 at $50.00	700	(88)
	Scientific-Atlanta Inc
	expiring Oct 04 at $30.00	1,000	(50)
	Sprint FON Group
	expiring Nov 04 at $20.00	2,000	(1,700)
	Starbucks Corp
	expiring Oct 04 at $45.00	700	(788)

Industry	Company	Shares	Value

Covered Call Options Written
	Symantec Corp
	expiring Oct 04 at $55.00	600	(765)
	T Row Price Group Inc
	expiring Oct 04 at $50.00	1,000	(1,550)
	Tellabs Inc
	expiring Oct 04 at $10.00	2000	(150)
	United States Steel LLC
	expiring Oct 04 at $40.00	500	(200)
	Unocal Corp
	expiring Oct 04 at $40.00	500	(1,525)
	Walt Disney Co
	expiring Oct 04 at $22.50	1,000	(425)
	W.W. Grainger Inc
	expiring Oct 04 at $60.00	300	(45)
	Yahoo! Inc
	expiring Oct 04 at $35.00	800	(680)
	Yum! Brands Inc
	expiring Oct 04 at $40.00	400	(480)
			(124,633)
Total Covered Call Options Written (Premiums Received -$168,828)			$(124,633)

Put Options Written
	AT&T Corp
	expiring Oct 04 at $15.00	7,000	(5,425)
	AT&T Corp
	expiring Jan 05 at $12.50	5,000	(2,000)
	American Eagle Outfitters
	expiring Oct 04 at $35.00	5,000	(2,875)
	Autodesk Inc
	expiring Oct 04 at $45.00	2,500	(750)
	Bristol-Myers Squibb Co
	expiring Dec 04 at $22.50	2,500	(1,187)
	Cigna Corp
	expiring Oct 04 at $65.00	2,500	(687)
	Cigna Corp
	expiring Jan 05 at $65.00	1,500	(3,038)
	ConocoPhillips
	expiring Nov 04 at $75.00	1,500	(600)
	E*Trade Financial Corp
	expiring Oct 04 at $11.00	5,000	(750)
	Eastman Chemical Co
	expiring Oct 04 at $45.00	5,000	(625)
	Eastman Chemical Co
	expiring Dec 04 at $45.00	4,000	(3,700)
	Edison International
	expiring Oct 04 at $22.50	7,500	(187)
	Edison International
	expiring Oct 04 at $25.00	3,500	(263)
	Edison International
	expiring Jan 05 at $25.00	2,500	(1,625)
	Federated Department Stores Inc
	expiring Oct 04 at $45.00	4,000	(3,000)
	Ford Motor Co
	expiring Dec 04 at $12.50	5,000	(1,250)
	Input/Output Inc
	expiring Nov 04 at $10.00	10,000	(6,000)
	Lone Star Technologies Inc
	expiring Oct 04 at $30.00	5,000	(625)
	Lone Star Technologies Inc
	expiring Nov 04 at $30.00	4,000	(1,100)
	Lone Star Technologies Inc
	expiring Nov 04 at $35.00	3,000	(3,525)
	Merck
	expiring Nov 04 at $30.00	1,000	(525)
	Norfolk Southern Corp
	expiring Dec 04 at $30.00	7,500	(10,125)
	Ohio Casualty Corp
	expiring Oct 04 at $20.00	5,500	(688)
	Research in Motion Ltd
	expiring Oct 04 at $60.00	1,200	(390)
	Research in Motion Ltd
	expiring Nov 04 at $65.00	1,500	(3,037)
	SBC Communications Inc
	expiring Oct 04 at $22.50	5,000	(125)
	SBC Communications Inc
	expiring Oct 04 at $25.00	2,500	(375)
	SBC Communications Inc
	expiring Jan 05 at $25.00	2,500	(2,188)
	Western Wireless Corp
	expiring Oct 04 at $25.00	2,500	(875)
	Western Wireless Corp
	expiring Nov 04 at $25.00	5,000	(5,250)
			(62,790)

Total Put Options Written (Premiums Received -$121,930)			$(62,790)

Total Options Written			$(187,423)

BRIDGEWAY FUNDS, INC.

NOTES TO SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2004 (UNAUDITED)

1.                                       Organization:

Bridgeway Funds, Inc. (“Bridgeway”) was organized as a Maryland corporation on October 19, 1993, and is registered under the Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company.  Bridgeway is authorized to issue 1,000,000,000 shares of common stock at $0.001 par value.

Bridgeway is organized as a series fund and, as of September 30, 2004, consists of eleven funds: Aggressive Investors 1, Aggressive Investors 2, Ultra-Small Company, Ultra-Small Company Market, Micro-Cap Limited, Blue Chip 35 Index, Balanced, Large-Cap Growth, Large-Cap Value, Small-Cap Growth and Small-Cap Value Funds.

On November 21, 2001, the Aggressive Investors 1 Fund closed to new investors.  On December 10, 2001, the Ultra-Small Company Fund closed to all investors.  On July 7, 2003, the Micro-Cap Limited Fund closed to all investors.  On August 15, 2003, the Ultra-Small Company Market Fund closed to new investors.  The initial public offering of the Large-Cap Growth Fund, the Large-Cap Value Fund, the Small-Cap Growth Fund and the Small-Cap Value Fund was October 31, 2003.

Bridgeway Capital Management, Inc. (the “Adviser”) is the adviser.

2.                                       Significant Accounting Policies:

The following is a summary of significant accounting policies followed in the preparation of the financial statements of the Funds.

Securities, Options, Futures and other Investments Valuation

Other than options, portfolio securities (including futures contracts) that are principally traded on a national securities exchange are valued at their last sale on the exchange on which they are principally traded prior to the close of the New York Stock Exchange.   Portfolio securities other than options that are principally traded on the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) are valued at the NASDAQ Official Closing Price (“NOCP”).  In the absence of recorded sales on their home exchange or NOCP in the case of NASDAQ traded securities, the security will be valued according to the following priority:  Bid prices for long positions and ask prices for short positions.

Fixed income securities having a maturity of 60 days or less are valued at amortized cost, which approximates market value. Options are valued at the average of the best bid and best asked quotations.  Investments for which no sales are reported are valued at the latest bid price in accordance with the pricing policy established by the Board of Directors.

Investments in  open-end registered  investment  companies and closed end registered investment companies that do not trade  on  an  exchange  are valued  at  the end of day net asset value per share.

Securities, Options, Futures and other Investments Valuation, Continued

Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued at fair value as determined in good faith by or under the direction of the Board of Directors.

Securities Lending

Upon lending its securities to third parties, the Fund receives compensation in the form of fees.  The Fund also continues to receive dividends on the securities loaned.  The loans are secured by collateral at least equal, at all times, to the fair value of the securities loaned plus accrued interest.  Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund.  The Fund has the right under the lending agreement to recover the securities from the borrower on demand.  Additionally, the fund does not have the right to sell or repledge collateral received in the form of securities unless the borrower goes into default.  The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.  As of September 30, 2004, the Ultra Small Company Fund and Ultra Small Company Market Fund had total loaned securities valued at $906,198 and $20,919,238, respectively and received U.S. Treasury securities with a value of $2,126,131 and $19,147,893, respectively as collateral.

It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned.  Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.

Futures Contracts

A futures contract is an agreement between two parties to buy or sell a financial instrument at a set price on a future date. Upon entering into such a contract the Fund is required to pledge to the broker an amount of cash or U.S. government securities equal to the minimum “initial margin” requirements of the exchange on which the futures contract is traded.  The contract amount reflects the extent of a Fund’s exposure in these financial instruments. The Fund’s participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. The Fund’s activities in the futures contracts are conducted through regulated exchanges that do not result in counterparty credit risks on a periodic basis. Pursuant to a contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized appreciation or depreciation. When a contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.  A table listing future contracts follows each Fund’s Schedule of Investments (if applicable).

Options

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. The premium paid by the Fund for the purchase of a call or a put option is included in the Fund’s Schedule of Investments as an investment and subsequently marked to market to reflect the current market value of the option.   When the Fund writes a call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s Statement of Assets and Liabilities as a liability and is subsequently marked to market to reflect the current market value of the option written.  If  an option that the Fund has written either expires on its stipulated expiration date, or if the Fund enters into closing purchase transaction, the Fund realizes a gain (or a loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished.  If a call option that the Fund has written is assigned, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally  received.  If a put option that the Fund has written is assigned, the amount of the premium originally received reduces the costs of the security that the Fund purchased upon exercise of the option.  Buying calls increases the Fund’s exposure to the underlying security to the extent of any premium paid.  Buying puts on a stock market index tends to limit the Fund’s exposure to a stock market decline.  All options purchased by the Fund were listed on exchanges and considered liquid positions with readily available market quotes.  As of September 30, 2004, the Aggressive 1, Aggressive 2 and Balanced Funds held $175,000, $52,500, and $8,375 in purchased call options.  In addition, the Balanced Fund held, $124,633 of call options written and $62,790 of put options written.

Covered Call Options and Secured Puts

The fund may write call options on a covered basis, that is, the Fund will own the underlying security, or the Fund may write secured puts.  The principal reason for writing covered calls and secured puts on a security is to attempt to realize income, through the receipt of premiums.  The option writer has, in return for the premium, given up the opportunity for profit from a substantial price increase in the underlying security so long as the obligation as a writer continues, but has retained the risk of loss should the price of the security decline.  All options were listed on exchanges and considered liquid positions with readily available market quotes.

A summary of the option transactions written by the Aggressive 1 Fund follows:

Written Put Options
	Contracts	Premiums
Outstanding, June 30, 2004	—	—
Positions Opened	157	$27,284
Exercised	—	—
Expired	—	—
Closed	(157)	(27,284)
Split	—	—
Outstanding, September 30, 2004	—	—
Market Value, September 30, 2004	—	—

A summary of the option transactions written by the Aggressive 2 Fund follows:

Written Put Options
	Contracts	Premiums
Outstanding, June 30, 2004	—	—
Positions Opened	90	$13,174
Exercised	—	—
Expired	—	—
Closed	(90)	(13,174)
Split	—	—
Outstanding, September 30, 2004	—	—
Market Value, September 30, 2004	—	—

A summary of the option transactions written by the Balanced Fund follows:

	Written Call Options		Written Put Options
	Contracts	Premiums	Contracts	Premiums
Outstanding, June 30, 2004	1,174	$131,987	1,415	$140,591
Positions Opened	2,109	220,215	1,919	208,501
Exercised	(385)	(44,063)	(267)	(34,167)
Expired	(1,125)	(118,087)	(1,519)	(164,834)
Closed	(176)	(21,224)	(346)	(28,161)
Split	—	—	—	—
Outstanding, September 30, 2004	1,597	$168,828	1,202	$121,930
Market Value, September 30, 2004		$(124,633)		$(62,790)

Indemnification

Under the Company’s organizational documents, the Fund’s officers, trustees, employees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund has not had prior claims or losses pursuant to these contracts.

3.                                       Federal Income Taxes:

The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all of its taxable income, including any net realized gains on investments, to its shareholders.  Therefore, no federal income tax is provided.

The amount of aggregate unrealized gain (loss) and the cost of investment securities for tax purposes, including short-term securities at September  30, 2004, were as follows:

Bridgeway Aggressive Investors 1 Fund:

Aggregate unrealized gain	$53,683,710
Aggregate unrealized loss	(8,891,260)
Net gain (loss)	44,792,450
Cost of investments	273,284,924

Bridgeway Aggressive Investors 2 Fund:

Aggregate unrealized gain	$15,782,941
Aggregate unrealized loss	(2,644,589)
Net gain (loss)	13,138,352
Cost of investments	85,983,978

Bridgeway Ultra Small Company Fund:

Aggregate unrealized gain	$31,766,303
Aggregate unrealized loss	(3,085,928)
Net gain (loss)	28,680,375
Cost of investments	68,215,243

Bridgeway Ultra Small Company Market Fund:

Aggregate unrealized gain	$267,799,202
Aggregate unrealized loss	(21,391,560)
Net gain (loss)	246,407,642
Cost of investments	451,524,210

Bridgeway Micro Cap Limited Fund:

Aggregate unrealized gain	$15,222,171
Aggregate unrealized loss	(1,865,746)
Net gain (loss)	13,356,425
Cost of investments	42,237,232

Bridgeway Blue Chip 35 Index Fund:

Aggregate unrealized gain	$2,644,888
Aggregate unrealized loss	(2,147,457)
Net gain (loss)	497,431
Cost of investments	37,017,743

Bridgeway Balanced Fund:

Aggregate unrealized gain	$1,552,414
Aggregate unrealized loss	(466,415)
Net gain (loss)	1,085,999
Cost of investments	22,498,125

Bridgeway Large-Cap Growth Fund

Aggregate unrealized gain	$3,254,795
Aggregate unrealized loss	(4,015,708)
Net gain (loss)	(760,913)
Cost of investments	47,118,695

Bridgeway Large-Cap Value Fund

Aggregate unrealized gain	$1,900,289
Aggregate unrealized loss	(1,171,450)
Net gain (loss)	728,839
Cost of investments	22,514,333

Bridgeway Small-Cap Growth Fund

Aggregate unrealized gain	$4,604,594
Aggregate unrealized loss	(5,636,313)
Net gain (loss)	(1,031,719)
Cost of investments	46,897,392

Bridgeway Small-Cap Value Fund

Aggregate unrealized gain	$4,422,942
Aggregate unrealized loss	(2,854,977)
Net gain (loss)	1,567,965
Cost of investments	32,257,306

Item 2 - Controls and Procedures.

(a)                                  The Registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)                                 There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BRIDGEWAY FUNDS, INC.

By:	/s/ John N.R. Montgomery
John N.R. Montgomery
President

Date:	November 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John N.R. Montgomery
John N.R. Montgomery
President

Date:	November 29, 2004

By:	/s/ Linda Giuffre
Linda Giuffre
Treasurer

Date:	November 29, 2004